UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.

SCHEDULES OF INVESTMENTS
2	Artisan Emerging Markets Fund
6	Artisan Global Equity Fund
9	Artisan Global Opportunities Fund
11	Artisan Global Small Cap Fund
14	Artisan Global Value Fund
16	Artisan High Income Fund
19	Artisan International Fund
22	Artisan International Small Cap Fund
24	Artisan International Value Fund
27	Artisan Mid Cap Fund
30	Artisan Mid Cap Value Fund
33	Artisan Small Cap Fund
36	Artisan Small Cap Value Fund
39	Artisan Value Fund

41	STATEMENTS OF ASSETS AND LIABILITIES

45	STATEMENTS OF OPERATIONS

49	STATEMENTS OF CHANGES IN NET ASSETS

56	FINANCIAL HIGHLIGHTS
68	NOTES TO FINANCIAL STATEMENTS

102	SHAREHOLDER EXPENSE EXAMPLE

106	FACTORS CONSIDERED IN RENEWING THE FUNDS’ (EXCEPT HIGH INCOME FUND) ADVISORY AGREEMENTS

111	FACTORS CONSIDERED IN APPROVING ARTISAN HIGH INCOME FUND’S ADVISORY AGREEMENT

115	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

116	SHAREHOLDER MEETING RESULTS

117	PROXY VOTING POLICIES AND PROCEDURES

117	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Artisan Funds offered through Artisan Partners Distributors LLC, member FINRA.

Artisan Emerging Markets Fund

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.4%

BRAZIL - 9.7%
BR Properties S.A.	553,020	$4,541
Cosan S.A. Industria e Comercio	176,200	2,738
GAEC Educacao S.A.(1)(2)(3)	410,100	3,884
GAEC Educacao S.A.(1)	8,900	84
Hypermarcas S.A.	1,255,838	9,082
Magazine Luiza S.A.	834,700	2,384
Magnesita Refratarios S.A.	879,100	1,945
Mills Estruturas e Servicos de Engenharia S.A.	326,490	4,029
Petroleo Brasileiro S.A.	1,561,389	10,295
Raia Drogasil S.A.	377,500	3,266
Vale S.A.	844,413	11,693

		53,941
CHILE - 1.5%
ENTEL Chile S.A.	289,950	3,552
SACI Falabella	535,849	4,736

		8,288
CHINA - 16.3%
Ajisen China Holdings Ltd.	6,748,913	6,143
Chaoda Modern Agriculture Holdings Ltd.(1)(2)(4)	12,474,536	100
China High Precision Automation Group Ltd.(1)(2)(4)	9,066,000	145
China Huishan Dairy Holdings Co., Ltd.(1)	11,914,000	3,302
China Life Insurance Co., Ltd., Class H	4,032,800	11,438
China Petroleum & Chemical Corp., Class H	9,823,453	8,815
China Resources Power Holdings Co., Ltd.	2,220,000	5,782
China Unicom Hong Kong Ltd.	3,781,500	4,963
Digital China Holdings Ltd.	3,682,460	3,713
GOME Electrical Appliances Holding Ltd.	34,700,881	5,861
Huabao International Holdings Ltd.	10,906,322	5,062
Mindray Medical International Ltd. (DR)	144,691	4,682
Noah Holdings Ltd. (DR)	357,305	5,152
Perfect World Co., Ltd. (DR)	140,294	2,900
PW Medtech Group Ltd.(1)	8,315,000	3,698
Sino Biopharmaceutical Ltd.	3,344,000	2,845
Sinopharm Group Co., Ltd., Class H	1,862,500	5,103
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,392,015	11,370

		91,074
EGYPT - 0.9%
Egyptian Financial Group-Hermes Holding(1)	2,702,524	4,868

GREECE - 1.6%
Alpha Bank AE(1)	3,421,540	3,370
JUMBO S.A.(1)	300,011	5,373

		8,743
HONG KONG - 1.7%
AIA Group Ltd.	1,241,665	5,891
Chow Tai Fook Jewellery Group Ltd.	2,280,200	3,592

		9,483
INDIA - 8.8%
Aurobindo Pharma Ltd.	691,373	5,931
Hindalco Industries Ltd.	2,217,805	5,236
ICICI Bank Ltd.	296,635	6,170
Mahindra & Mahindra Ltd.	251,951	4,134
Petronet LNG Ltd.	1,484,299	3,405
Power Finance Corp. Ltd.	958,576	3,095
Reliance Industries Ltd.	524,883	8,242
Reliance Infrastructure Ltd.	688,734	4,982
Tech Mahindra Ltd.	274,293	8,237

		49,432
INDONESIA - 3.2%
Astra International Tbk PT(4)	10,358,270	6,782
Bank Negara Indonesia Persero Tbk PT(4)	14,993,418	6,599
Indofood CBP Sukses Makmur Tbk PT(4)	4,952,300	4,416

		17,797
ITALY - 1.1%
Tenaris S.A. (DR)	133,612	5,912

KENYA - 0.6%
Safaricom Ltd.	23,873,700	3,426

KOREA - 13.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	256,434	7,709
E-Mart Co., Ltd.	22,853	5,239
KB Financial Group, Inc.	241,332	8,445
Kia Motors Corp.	192,363	10,716
Samsung Electronics Co., Ltd.	20,413	25,755
Samsung Heavy Industries Co., Ltd.	107,840	3,227
Shinhan Financial Group Co., Ltd.	264,960	11,699

		72,790
MALAYSIA - 0.7%
AirAsia BHD	5,160,400	4,030

2	Artisan Funds

	Shares Held	Value
MEXICO - 3.1%
Grupo Televisa S.A.B., Series CPO	1,150,775	$7,677
Infraestructura Energetica Nova S.A.B. de C.V.	964,935	4,999
OHL Mexico S.A.B. de C.V.(1)	1,858,778	4,821

		17,497
PANAMA - 0.6%
Copa Holdings S.A., Class A(5)	24,891	3,614

PERU - 1.2%
Cementos Pacasmayo SAA (DR)	216,334	1,897
Grana y Montero S.A. (DR)(1)	268,515	4,635

		6,532
PHILIPPINES - 0.7%
Philippine Long Distance Telephone Co.	65,950	4,015

RUSSIA - 7.7%
Alrosa AO(4)	3,963,677	4,076
Globaltrans Investment plc (DR)	332,067	3,832
LSR Group (DR)	1,088,435	2,993
Lukoil OAO (DR)	170,698	9,484
MMC Norilsk Nickel OJSC (DR)	274,058	4,558
Mobile Telesystems OJSC(4)	734,258	5,674
Polymetal International plc	479,036	4,956
Sberbank of Russia(4)	3,233,968	7,728

		43,301
SOUTH AFRICA - 5.0%
FirstRand Ltd.	1,534,164	5,261
Impala Platinum Holdings Ltd.	502,875	5,732
Naspers Ltd., Class N	110,539	12,193
Truworths International Ltd.	651,151	4,778

		27,964
SWITZERLAND - 1.1%
Dufry AG(1)	35,256	6,062

TAIWAN - 11.7%
Chinatrust Financial Holding Co., Ltd.	15,266,042	9,550
E Ink Holdings, Inc.(1)	4,102,000	2,378
Hon Hai Precision Industry Co., Ltd.	5,288,534	14,987
MediaTek, Inc.	719,794	10,625
Taiwan Fertilizer Co., Ltd.	2,136,000	4,475
Taiwan Semiconductor Manufacturing Co., Ltd.	5,965,647	23,214

		65,229
THAILAND - 2.6%
Advanced Info Service PCL (DR)	578,000	4,027
Bangkok Bank PCL (DR)	1,369,500	7,535
PTT Exploration & Production PCL(4)	99,000	479
PTT Exploration & Production PCL (DR)	497,078	2,406

		14,447
TURKEY - 0.7%
Turkiye Sinai Kalkinma Bankasi AS	4,562,762	3,902

UNITED ARAB EMIRATES - 0.8%
DAMAC Real Estate Development Ltd., 144A (DR)(1)	253,323	4,203

UNITED KINGDOM - 1.1%
Al Noor Hospitals Group plc	347,721	6,226

Total common stocks (Cost $502,618)		532,776

PREFERRED STOCKS - 2.9%

BRAZIL - 0.8%
Cia Energetica de Minas Gerais(5)	675,933	4,543

KOREA - 2.1%
Samsung Electronics Co., Ltd.(5)	12,022	11,938

Total preferred stocks (Cost $16,384)		16,481
	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(2)	$372	$1

Total convertible debentures (Cost $127)		1

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $4,218 (Cost $4,218)(6)	4,218	4,218

Total investments - 99.1% (Cost $523,347)		553,476

Other assets less liabilities - 0.9%		5,270

Total net assets - 100.0%(7)		$558,746

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $4,130, or 0.7% of total net assets.

Artisan Funds	3

(3)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
GAEC Educacao S.A.	10/25/13	$3,467	$3,884	0.7%

(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $35,999, or 6.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	11/15/2022	$4,306

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Net Assets
Consumer Discretionary	$84,400		15.2%
Consumer Staples	25,405		4.5
Energy	51,776		9.4
Financials	112,440		20.2
Health care	28,485		5.1
Industrials	47,267		8.3
Information Technology	103,892		18.6
Materials	49,630		8.9
Telecommunication Services	25,657		4.5
Utilities	20,306		3.6
Short-term investments	4,218		0.8

Total investments	$553,476		99.1%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Investments
Brazilian real	$58,485		10.6%
British pound	11,182		2.0
Chilean peso	8,288		1.5
Egyptian pound	4,868		0.9
Euro	8,743	*	1.6
Hong Kong dollar	87,823		15.9
Indian rupee	49,432		8.9
Indonesian rupiah	17,797		3.2
Kenyan shilling	3,426		0.6
Korean won	84,728		15.3
Malaysian ringgit	4,030		0.7
Mexican peso	17,497		3.2
Philippine peso	4,015		0.7
South African rand	27,964		5.1
Swiss franc	6,062		1.1
Taiwan dollar	65,229		11.8
Thai baht	14,447		2.6
Turkish lira	3,902		0.7
U.S. dollar	75,558		13.6

Total investments	$553,476		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	4/3/2014	USD	3,070	EUR	2,225	$(5	)*

*	Contract used to facilitate payment of a purchase payable denominated in EUR.

EUR - Euro currency

USD - U.S. dollar

4	Artisan Funds

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4.2
Hon Hai Precision Industry Co., Ltd.	Taiwan	2.7
Naspers Ltd.	South Africa	2.2
Shinhan Financial Group Co., Ltd.	Korea	2.1
Vale S.A.	Brazil	2.1
China Life Insurance Co., Ltd.	China	2.1
Zhuzhou CSR Times Electric Co., Ltd.	China	2.0
Kia Motors Corp.	Korea	1.9
MediaTek, Inc.	Taiwan	1.9

Total		27.9%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	5

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 99.0%

BRAZIL - 0.1%
Gol Linhas Aereas Inteligentes S.A. (DR)(1)	48,846	$237

CAMBODIA - 2.4%
NagaCorp Ltd.	4,910,000	5,115

CANADA - 1.4%
CAE, Inc.	233,488	3,073

CHINA - 7.4%
Beijing Enterprises Water Group Ltd.	5,948,000	4,164
China Everbright International Ltd.	1,998,000	2,736
China Oil & Gas Group Ltd.(2)	38,818,000	6,606
Labixiaoxin Snacks Group Ltd.(3)(4)	7,136,557	2,484

		15,990
DENMARK - 0.4%
ISS AS(1)	23,757	798

FINLAND - 1.1%
Huhtamaki Oyj	89,681	2,459

FRANCE - 1.0%
Naturex	24,286	2,148

GERMANY - 4.3%
Linde AG	12,025	2,405
MTU Aero Engines AG	19,040	1,770
Sky Deutschland AG(1)	208,320	1,797
Wirecard AG	81,966	3,401

		9,373
HONG KONG - 4.3%
AIA Group Ltd.	905,595	4,296
Sands China Ltd.	266,400	1,987
SPT Energy Group, Inc.	6,130,000	3,043

		9,326
INDIA - 3.4%
Kaveri Seed Co., Ltd., Equity-Linked Security(3)(5)(6)(7)	687,950	7,372

INDONESIA - 2.4%
Bank Rakyat Indonesia Persero Tbk PT(3)	1,542,100	1,313
Global Mediacom Tbk PT(3)	13,657,900	2,847
MNC Sky Vision Tbk PT(3)	5,106,854	1,074

		5,234
IRELAND - 1.1%
Glanbia plc	153,533	2,356

JAPAN - 2.3%
Sugi Holdings Co., Ltd.	60,400	2,683
Toyota Motor Corp.	41,700	2,354

		5,037
MEXICO - 1.6%
Grupo Televisa S.A.B. (DR)	104,037	3,463

NETHERLANDS - 1.4%
ASML Holding N.V.	33,657	3,117

NIGERIA - 2.3%
Dangote Cement plc	3,647,112	5,105

PHILIPPINES - 3.9%
ABS-CBN Holdings Corp. (DR)	4,202,624	2,999
LT Group, Inc.	14,311,400	5,565

		8,564
SWEDEN - 1.8%
Sanitec Corp.(1)	328,986	3,787
Volvo AB, Class B	14,199	225

		4,012
SWITZERLAND - 5.4%
Cembra Money Bank AG(1)	57,572	3,924
Nestle S.A.	30,031	2,261
Swatch Group AG	3,816	2,391
Tecan Group AG	26,432	3,169

		11,745
UNITED KINGDOM - 8.0%
Barratt Developments plc	679,134	4,671
Rolls-Royce Holdings plc(1)	157,330	2,817
Royal Mail plc(1)	147,877	1,388
SABMiller plc	69,440	3,467
Synergy Health plc	217,910	5,013

		17,356
UNITED STATES - 43.0%
Advance Auto Parts, Inc.	18,556	2,347
American Express Co.	52,960	4,768

6	Artisan Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
B/E Aerospace, Inc.(1)	53,083	$4,607
BioMarin Pharmaceutical, Inc.(1)	46,119	3,146
CBS Corp., Class B(6)	33,454	2,068
Celgene Corp.(1)	38,727	5,406
Church & Dwight Co., Inc.	73,316	5,064
Comcast Corp., Class A	159,289	7,968
Cooper Cos., Inc.	6,208	853
Discovery Communications, Inc., Class A(1)	30,271	2,504
Dollar Tree, Inc.(1)	75,170	3,922
Dresser-Rand Group, Inc.(1)	3,855	225
Gilead Sciences, Inc.(1)	105,340	7,464
Google, Inc., Class A(1)	4,779	5,326
Marsh & McLennan Cos., Inc.	136,844	6,747
Mastercard, Inc., Class A	62,057	4,636
Medivation, Inc.(1)	38,300	2,465
TJX Cos., Inc.	126,797	7,690
Vantiv, Inc., Class A(1)	108,943	3,292
Viacom, Inc., Class B(6)	37,179	3,160
Walt Disney Co.	46,089	3,690
Wesco Aircraft Holdings, Inc.(1)	117,133	2,578
Yum! Brands, Inc.	48,455	3,653

		93,579

Total common stocks and equity-linked securities (Cost $194,609)		215,459

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $11,297 (Cost $11,297)(8)	$11,297	$11,297

Total investments - 104.2% (Cost $205,906)		226,756

Other assets less liabilities - (4.2%)		(9,180)

Total net assets - 100.0%(9)		$217,576

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended (“1940 Act”). See note 11 in Notes to Financial Statements for additional information.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $15,090, or 6.9% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $2,484, or 1.1% of total net assets.
(5)

Security is restricted. The security was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	8/14/13- 3/31/14	$3,989	$7,372	3.4%

(6)	Non-voting shares.
(7)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in note 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.625%	8/15/2022	$11,527

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$65,700	30.5%
Consumer Staples	33,400	15.3
Energy	3,268	1.5
Financials	21,048	9.7
Health care	27,516	12.6
Industrials	24,016	11.0
Information Technology	19,772	9.0
Materials	9,969	4.5
Utilities	10,770	4.9
Short-term investments	11,297	5.2

Total investments	$226,756	104.2%

Artisan Funds	7

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$17,356	7.7%
Canadian dollar	3,073	1.4
Danish krone	798	0.3
Euro	19,453	8.6
Hong Kong dollar	30,431	13.4
Indonesian rupiah	5,234	2.3
Japanese yen	5,037	2.2
Nigerian naira	5,105	2.2
Philippine peso	8,564	3.8
Swedish krona	4,012	1.8
Swiss franc	11,745	5.2
U.S. dollar	115,948	51.1

Total investments	$226,756	100.0%

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Comcast Corp.	United States	3.7%
TJX Cos., Inc.	United States	3.5
Gilead Sciences, Inc.	United States	3.4
Kaveri Seed Co., Ltd.	India	3.4
Marsh & McLennan Cos., Inc.	United States	3.1
China Oil & Gas Group Ltd.	China	3.0
LT Group, Inc.	Philippines	2.6
Celgene Corp.	United States	2.5
Google, Inc.	United States	2.4
NagaCorp Ltd.	Cambodia	2.4

Total		30.0%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

8	Artisan Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.8%

AUSTRALIA - 2.5%
James Hardie Industries plc (DR)	1,870,599	$24,860

BRAZIL - 2.1%
BR Malls Participacoes S.A.	1,110,400	9,582
Raia Drogasil S.A.	1,341,100	11,602

		21,184
CANADA - 1.7%
Tourmaline Oil Corp.(1)	351,176	16,601

CHINA - 4.4%
Baidu, Inc. (DR)(1)	177,256	27,010
Great Wall Motor Co., Ltd., Class H	1,578,900	7,929
Tencent Holdings Ltd.	130,500	9,077

		44,016
FRANCE - 3.6%
Eurofins Scientific	58,658	17,556
Sanofi	172,978	18,035

		35,591
GERMANY - 1.7%
Adidas AG	161,328	17,456

HONG KONG - 2.7%
Hong Kong Exchanges and Clearing Ltd.	711,677	10,790
Sands China Ltd.	2,168,400	16,172

		26,962
ITALY - 0.6%
Moncler S.p.A.(1)	336,846	5,759

JAPAN - 4.0%
FANUC Corp.	184,202	32,489
Yahoo Japan Corp.	1,536,300	7,532

		40,021
MEXICO - 2.3%
Infraestructura Energetica Nova S.A.B. de C.V.	2,295,950	11,895
TF Administradora Industrial S de RL de C.V.	5,653,161	11,388

		23,283
RUSSIA - 0.7%
Magnit OJSC (DR)	137,172	7,517

SWEDEN - 4.9%
Hexagon AB, Class B	1,433,081	$48,690

TAIWAN - 2.7%
Hermes Microvision, Inc.	257,000	10,296
MediaTek, Inc.	1,136,600	16,777

		27,073
UNITED KINGDOM - 8.4%
ARM Holdings plc	1,488,027	24,758
Direct Line Insurance Group plc	4,966,209	19,664
Intertek Group plc	356,234	18,244
Rotork plc	491,577	21,693

		84,359
UNITED STATES - 51.5%
Amazon.com, Inc.(1)	72,672	24,456
Anadarko Petroleum Corp.	257,855	21,856
Applied Materials, Inc.	2,141,322	43,726
Biogen Idec, Inc.(1)	109,593	33,521
Bristol-Myers Squibb Co.	265,569	13,796
Cerner Corp.(1)	279,203	15,705
Citigroup, Inc.	267,804	12,747
Discover Financial Services	527,595	30,701
eBay, Inc.(1)	89,517	4,945
EQT Corp.	105,442	10,225
Facebook, Inc., Class A(1)	209,222	12,604
Gilead Sciences, Inc.(1)	277,640	19,674
Google, Inc., Class A(1)	59,710	66,547
IHS, Inc., Class A (1)(2)	433,484	52,668
Illumina, Inc.(1)	119,244	17,727
Keurig Green Mountain, Inc.	115,758	12,223
Monsanto Co.	157,014	17,863
Regeneron Pharmaceuticals, Inc.(1)	202,744	60,880
Salesforce.com, Inc.(1)	316,049	18,043
Starbucks Corp.	270,471	19,847
Workday, Inc., Class A(1)	54,543	4,987

		514,741

Total common stocks (Cost $760,010)		938,113

Artisan Funds	9

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $53,228 (Cost $53,228)(3)	$53,228	$53,228

Total investments - 99.1% (Cost $813,238)		991,341

Other assets less liabilities - 0.9%		8,556

Total net assets - 100.0%(4)		$999,897

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	5/15/2022	$54,296

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$91,619	9.1%
Consumer Staples	31,342	3.1
Energy	48,682	4.9
Financials	94,872	9.4
Health care	196,894	19.8
Industrials	125,094	12.5
Information Technology	294,992	29.5
Materials	42,723	4.3
Utilities	11,895	1.2
Short-term investments	53,228	5.3

Total investments	$991,341	99.1%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$24,860	2.5%
Brazilian real	21,184	2.1
British pound	84,359	8.5
Canadian dollar	16,601	1.7
Euro	58,806	5.9
Hong Kong dollar	43,968	4.4
Japanese yen	40,021	4.1
Mexican peso	23,283	2.4
Swedish krona	48,690	4.9
Taiwan dollar	27,073	2.7
U.S. dollar	602,496	60.8

Total investments	$991,341	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation
		Deliver		Receive
State Street Bank and Trust Company	8/14/2014	JPY	2,838,675	USD	27,712	$189
State Street Bank and Trust Company	8/14/2014	JPY	172,674	USD	1,684	10

						$199

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Google, Inc.	United States	6.6%
Regeneron Pharmaceuticals, Inc.	United States	6.1
IHS, Inc.	United States	5.3
Hexagon AB	Sweden	4.9
Applied Materials, Inc.	United States	4.4
Biogen Idec, Inc.	United States	3.3
FANUC Corp.	Japan	3.2
Discover Financial Services	United States	3.1
Baidu, Inc.	China	2.7
James Hardie Industries plc	Australia	2.5

Total		42.1%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

10	Artisan Funds

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY- LINKED SECURITIES - 95.1%

BRAZIL - 2.4%
Qualicorp S.A.(1)	363,300	$3,675

CAMBODIA - 3.1%
NagaCorp Ltd.	4,718,000	4,915

CHINA - 9.3%
Beijing Enterprises Water Group Ltd.	2,688,000	1,882
Biostime International Holdings Ltd.	280,000	1,922
Changshouhua Food Co., Ltd.	1,461,000	1,584
China Oil & Gas Group Ltd.(2)	32,060,000	5,456
HanKore Environment Tech Group Ltd.(1)	16,438,000	1,791
Labixiaoxin Snacks Group Ltd.(3)(4)	5,792,000	2,016

		14,651
COLOMBIA - 1.1%
Cemex Latam Holdings S.A.(1)	201,914	1,681

FINLAND - 4.0%
Huhtamaki Oyj	230,981	6,332

FRANCE - 2.9%
Naturex	51,406	4,546

GERMANY - 6.9%
Bertrandt AG	24,504	3,754
Sky Deutschland AG(1)	234,749	2,024
Stroeer Media AG(1)	283,794	5,114

		10,892
HONG KONG - 1.7%
SPT Energy Group, Inc.	5,424,000	2,692

INDIA - 5.2%
Kaveri Seed Co., Ltd., Equity-Linked Security(3)(5)(6)(7)	760,330	8,148

INDONESIA - 3.7%
Global Mediacom Tbk PT(3)	16,805,500	3,503
MNC Sky Vision Tbk PT(3)	11,220,000	2,360

		5,863
ISRAEL - 3.3%
Sarin Technologies Ltd.	2,653,000	5,231
JAPAN - 1.9%
Sugi Holdings Co., Ltd.	67,900	$3,016

MALAYSIA - 2.9%
JobStreet Corp. Bhd	1,021,600	763
Oldtown Bhd (2)	3,976,475	2,411
Power Root Bhd	2,419,600	1,356

		4,530
SINGAPORE - 7.4%
Goodpack Ltd.	221,000	376
Overseas Education Ltd.	6,488,000	4,384
SIIC Environment Holdings Ltd.(1)	50,613,000	6,921

		11,681
SWEDEN - 2.3%
Sanitec Corp.(1)	317,589	3,656

SWITZERLAND - 5.3%
Burckhardt Compression Holdings AG	4,184	2,177
Cembra Money Bank AG(1)	45,377	3,092
Tecan Group AG	25,150	3,016

		8,285
THAILAND - 0.1%
Big C Supercenter PCL (DR)	22,000	124

UNITED KINGDOM - 16.9%
Carpetright plc(1)	522,425	5,248
N Brown Group plc	404,134	3,850
Rathbone Brothers plc	78,995	2,389
Safestore Holdings plc	686,364	2,712
Synergy Health plc	262,139	6,031
Victrex plc	190,891	6,393

		26,623
UNITED STATES - 14.7%
Church & Dwight Co., Inc.	40,711	2,812
First Republic Bank	44,154	2,384
Interpublic Group of Cos., Inc.	146,235	2,506
Norcraft Cos., Inc.(1)	132,580	2,245
PerkinElmer, Inc.	61,757	2,783
Vantiv, Inc., Class A(1)	151,233	4,570
Wesco Aircraft Holdings, Inc. (1)	262,775	5,784

		23,084

Total common stocks and equity-linked securities (Cost $138,636)		149,625

Artisan Funds	11

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $10,176 (Cost $10,176)(8)	$10,176	$10,176

Total investments - 101.6% (Cost $148,812)		159,801

Other assets less liabilities - (1.6%)		(2,583)

Total net assets - 100.0%(9)		$157,218

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $16,027, or 10.2% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $2,016, or 1.3% of total net assets.
(5)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	6/26/13- 3/28/14	$5,146	$8,148	5.2%

(6)	Non-voting shares.
(7)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in note 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(8)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.625%	8/15/2022	$10,383

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$33,904	21.5%
Consumer Staples	27,935	17.8
Energy	2,692	1.7
Financials	10,577	6.7
Health care	15,505	9.9
Industrials	23,610	15.0
Information Technology	4,570	2.9
Materials	14,782	9.4
Utilities	16,050	10.2
Short-term investments	10,176	6.5

Total investments	$159,801	101.6%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$3,675	2.3%
British pound	26,623	16.7
Colombian peso	1,681	1.0
Euro	21,770	13.6
Hong Kong dollar	20,467	12.8
Indonesian rupiah	5,863	3.7
Japanese yen	3,016	1.9
Malaysian ringgit	4,530	2.8
Singapore dollar	18,703	11.7
Swedish krona	3,656	2.3
Swiss franc	8,285	5.2
Thai baht	124	0.1
U.S. dollar	41,408	25.9

Total investments	$159,801	100.0%

12	Artisan Funds

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Kaveri Seed Co., Ltd.	India	5.2%
SIIC Environment Holdings Ltd.	Singapore	4.4
Victrex plc	United Kingdom	4.1
Huhtamaki Oyj	Finland	4.0
Synergy Health plc	United Kingdom	3.8
Wesco Aircraft Holdings, Inc.	United States	3.7
China Oil & Gas Group Ltd.	China	3.5
Carpetright plc	United Kingdom	3.3
Sarin Technologies Ltd.	Israel	3.3
Stroeer Media AG	Germany	3.3

Total		38.6%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	13

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.2%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.	341,094	$34,059

CANADA - 2.4%
Imperial Oil Ltd.	909,779	42,366

DENMARK - 2.2%
Carlsberg AS, Class B	296,249	29,465
ISS AS(1)	245,933	8,259

		37,724
FRANCE - 1.8%
Total S.A.	197,344	12,941
Vivendi S.A.	690,216	19,227

		32,168
INDIA - 0.1%
Coal India Ltd.	492,610	2,379

JAPAN - 2.1%
Kao Corp.	888,200	31,470
Sankyo Co., Ltd.	70,800	2,980
Tokyo Electron Ltd.	30,100	1,845

		36,295
KOREA - 3.2%
Kia Motors Corp.	529,744	29,512
Samsung Electronics Co., Ltd.	20,801	26,244

		55,756
NETHERLANDS - 2.5%
ING Groep N.V. (DR)(1)	2,735,496	38,722
TNT Express N.V.	500,158	4,912

		43,634
NORWAY - 1.3%
Orkla ASA	2,625,793	22,386

SWITZERLAND - 5.0%
Adecco S.A.(1)	463,989	38,602
Novartis AG	579,442	49,158
Pargesa Holding S.A.	7,583	656

		88,416
UNITED KINGDOM - 14.9%
AMEC plc	1,453,081	27,181
Compass Group plc	3,116,947	47,547
Diageo plc	729,556	22,635
Lloyds Banking Group plc(1)	30,363,939	37,789
Royal Bank of Scotland Group plc(1)	10,025,083	51,978
TESCO plc	9,903,077	48,770
Unilever plc (DR)	571,916	24,467

		260,367
UNITED STATES - 49.8%
3M Co.	295,513	40,089
Accenture plc, Class A	217,193	17,315
American Express Co.	522,763	47,064
Aon plc	455,168	38,361
Apple, Inc.	51,201	27,482
Applied Materials, Inc.	1,672,144	34,145
ARAMARK Holdings Corp.	802,884	23,219
Arch Capital Group Ltd.(1)(2)	891,469	51,295
Bank of New York Mellon Corp.	1,779,542	62,800
Chubb Corp.	396,838	35,438
Cisco Systems, Inc.	1,959,311	43,908
Flextronics International Ltd.(1)	1,415,237	13,077
Google, Inc., Class A(1)	28,233	31,466
Johnson & Johnson	544,919	53,527
Marsh & McLennan Cos., Inc.	897,341	44,239
Mastercard, Inc., Class A	457,501	34,175
Medtronic, Inc.	803,714	49,461
Microsoft Corp.	1,458,569	59,787
Oracle Corp.	2,136,449	87,402
Progressive Corp.	1,062,430	25,732
TE Connectivity Ltd.	805,060	48,473
URS Corp.	98,764	4,648

		873,103

Total common stocks (Cost $1,284,431)		1,528,653

14	Artisan Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $216,853 (Cost $216,853)(3)	$216,853	$216,853

Total investments - 99.6% (Cost $1,501,284)		1,745,506

Other assets less liabilities - 0.4%		6,548

Total net assets - 100.0%(4)		$1,752,054

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	11/15/2021	$221,194

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$103,258	5.9%
Consumer Staples	179,193	10.3
Energy	84,867	4.7
Financials	468,133	26.7
Health care	152,146	8.7
Industrials	96,510	5.6
Information Technology	425,319	24.2
Telecommunication Services	19,227	1.1
Short-term investments	216,853	12.4

Total investments	$1,745,506	99.6%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$235,900	13.5%
Canadian dollar	42,366	2.4
Danish krone	37,724	2.2
Euro	109,861	6.3
Indian rupee	2,379	0.1
Japanese yen	36,295*	2.1
Korean won	55,756	3.2
Norwegian krone	22,386	1.3
Swiss franc	88,416	5.1
U.S. dollar	1,114,423	63.8

Total investments	$1,745,506	100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	8/14/2014	JPY	2,536,133	USD	24,759	$168
State Street Bank and Trust Company	8/14/2014	JPY	282,739	USD	2,769	28
State Street Bank and Trust Company	8/14/2014	JPY	272,309	USD	2,674	34
State Street Bank and Trust Company	8/14/2014	JPY	251,369	USD	2,459	22
State Street Bank and Trust Company	8/14/2014	USD	2,351	JPY	238,972	(34)

						$218

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Oracle Corp.	United States	5.0%
Bank of New York Mellon Corp.	United States	3.6
Microsoft Corp.	United States	3.4
Johnson & Johnson	United States	3.0
Royal Bank of Scotland Group plc	United Kingdom	3.0
Arch Capital Group Ltd.	United States	2.9
Medtronic, Inc.	United States	2.8
Novartis AG	Switzerland	2.8
TESCO plc	United Kingdom	2.8
TE Connectivity Ltd.	United States	2.8

Total		32.1%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	15

ARTISAN HIGH INCOME FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Principal Amount (000s)		Value
CORPORATE BONDS - 42.6%

AGRICULTURE - 0.7%
Pinnacle Operating Corp., 9.00%, 11/15/2020(1)		$500	$540

BEVERAGES - 2.9%
Constellation Brands, Inc., 6.00%, 5/01/2022		2,000	2,210

BUILDING MATERIALS - 3.3%
Ply Gem Industries, Inc., 6.50%, 2/01/2022(1)		2,500	2,525

COMPUTERS - 1.3%
SunGard Availability Services Capital, Inc., 8.75%, 4/01/2022(1)		1,000	1,001

ENTERTAINMENT - 4.5%
Cinemark USA, Inc., 5.13%, 12/15/2022		2,408	2,408
WMG Acquisition Corp., 5.63%, 4/15/2022(1)(2)		1,000	1,015

			3,423
HEALTHCARE-SERVICES - 1.3%
MPH Acquisition Holdings LLC, 6.63%, 4/01/2022(1)		1,000	1,026

INSURANCE - 3.4%
USI, Inc., 7.75%, 1/15/2021		2,500	2,606

MEDIA - 12.8%
CCO Holdings LLC, 5.75%, 9/01/2023		2,000	1,985
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/2020		2,000	2,160
DISH DBS Corp., 5.88%, 7/15/2022		2,500	2,669
Nielsen Finance Co., 5.00%, 4/15/2022(1)(2)		1,000	1,003
Sirius XM Holdings, Inc., 4.25%, 5/15/2020(1)		2,000	1,955

			9,772
MINING - 2.1%
FMG Resources Pty Ltd., 6.00%, 4/01/2017(1)		750	790
FMG Resources Pty Ltd., 6.88%, 4/01/2022(1)		750	808

			1,598
OIL & GAS - 0.7%
Offshore Group Investment Ltd., 7.13%, 4/01/2023		500	509

RETAIL - 5.1%
First Cash Financial Services, Inc., Series SR, 6.75%, 4/01/2021(1)		1,500	1,538
Phosphorus Holdco plc, PIK, 10.00%, 4/01/2019(1)	GBP	250	402
Sonic Automotive, Inc., 5.00%, 5/15/2023		$2,000	1,962

			3,902
TELECOMMUNICATIONS - 4.5%
EarthLink Holdings Corp., 7.38%, 6/01/2020		1,000	1,040
Intelsat Jackson Holdings S.A., 5.50%, 8/01/2023(1)		2,500	2,450

			3,490

Total Corporate Bonds (Cost $32,612)			32,602

BANK LOANS - 31.0%(3)

BUILDING MATERIALS - 2.6%
Gypsum Management & Supply, Inc. Second Lien Term Loan, 8.00%, 3/07/2022		2,000	2,008

COMMERCIAL SERVICES - 2.0%
Capital Safety Holdings, Inc. Second Lien Term Loan, 7.25%, 3/13/2022		1,500	1,508

COMPUTERS - 1.3%
SunGard Availability Services Capital Term Loan B, 6.00%, 3/25/2019		1,000	1,001

DIVERSIFIED FINANCIAL SERVICES - 1.7%
RCS Capital Corp. First Lien Term Loan, 6.50%, 3/31/2019		250	251

16	Artisan Funds

	Principal Amount (000s)	Value
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
RCS Capital Corp. Second Lien Term Loan, 10.75%, 1/16/2021	$1,000	$1,022

		1,273
ENTERTAINMENT - 1.3%
Northfield Park Associates LLC Term Loan, 9.00%, 11/09/2018	1,000	1,016

HEALTHCARE-SERVICES - 1.3%
Multiplan, Inc. Term Loan, 4.00%, 3/06/2021	1,000	998

INSURANCE - 8.4%
Assured Partners Capital, Inc. Second Lien Term Loan, 8.00%, 3/19/2022(4)	4,000	3,990
Cooper, Gay, Swett & Crawford Ltd. Second Lien Term Loan, 8.25%, 10/16/2020	2,500	2,431

		6,421
LODGING - 3.3%
Orient Express Hotels Ltd. Term Loan B, 4.00%, 2/28/2021	2,500	2,505

MACHINERY-DIVERSIFIED - 2.6%
Gardner Denver, Inc. Term Loan, 4.25%, 7/30/2020	2,000	1,999

METAL FABRICATE/HARDWARE - 1.3%
Atkore International, Inc. Second Lien Term Loan, 8.25%, 9/10/2021	1,000	1,005

SOFTWARE - 5.2%
Flexera Software, Inc. Second Lien Term Loan, 8.25%, 3/18/2021(4)	4,000	4,000

Total Bank Loans (Cost $23,593)		23,734

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 63.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $48,429 (Cost $48,429)(5)	48,429	48,429

Total investments - 136.8% (Cost $104,634)		104,765

Other assets less liabilities - (36.8%)		(28,170)

Total net assets - 100.0%(6)		$76,595

(1)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
First Cash Financial Services, Inc.	03/19/14- 03/24/14	$1,530	$1,538	2.0%
FMG Resources Pty Ltd.	03/27/14	793	790	1.0
FMG Resources Pty Ltd.	03/27/14	810	808	1.1
Intelsat Jackson Holdings S.A.	03/25/14- 03/27/14	2,460	2,450	3.2
MPH Acquisition Holdings LLC	03/20/14	1,027	1,026	1.4
Nielsen Finance Co.	03/28/14	1,000	1,003	1.3
Phosphorus Holdco plc	03/19/14	397	402	0.5
Pinnacle Operating Corp.	03/28/14	543	540	0.7
Ply Gem Industries, Inc.	03/19/14- 03/24/14	2,523	2,525	3.3
Sirius XM Holdings, Inc.	03/24/14	1,960	1,955	2.6
SunGard Availability Services Capital, Inc.	03/26/14	1,000	1,001	1.3
WMG Acquisition Corp.	03/26/14- 03/27/14	1,004	1,015	1.3

			$15,053	19.7%

(2)	When-issued security.
(3)	Floating rate instruments, the rate disclosed is as of March 31, 2014.
(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $7,990, or 10.4% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	5/15/2022	$49,398

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

Principal amounts are denominated in the indicated currency, where applicable. (GBP - Pound sterling)

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Artisan Funds	17

CREDIT DIVERSIFICATION - March 31, 2014 (Unaudited)
Moody's Rating	Percentage of Total Investments
BB	20.9%
B	11.9
CCC	21.0
Short-term investments	46.2

100.0%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Investments
British pound	$402	*	0.4%
U.S. dollar	104,363		99.6

Total investments	$104,765		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Depreciation
		Deliver		Receive
State Street Bank and Trust Company	4/28/2014	GBP	238	USD	391	$(5)

GBP - Pound sterling

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Flexera Software, Inc.	United States	5.2%
Assured Partners Capital, Inc.	United States	5.2
DISH DBS Corp.	United States	3.5
USI, Inc.	United States	3.4
Ply Gem Industries, Inc.	United States	3.3
Orient Express Hotels Ltd.	Bermuda	3.3
Intelsat Jackson Holdings S.A.	Luxembourg	3.2
Cooper, Gay, Swett & Crawford Ltd.	United States	3.2
Cinemark USA, Inc.	United States	3.1
Constellation Brands, Inc.	United States	2.9

Total		36.3%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

18	Artisan Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 97.2%

BELGIUM - 4.5%
Anheuser-Busch InBev N.V.	3,887,319	$407,543
Telenet Group Holding N.V.	2,363,270	145,679
UCB S.A.	2,194,895	175,743

		728,965
CANADA - 0.8%
Canadian Pacific Railway Ltd.	832,013	125,160

CHINA - 7.6%
Baidu, Inc. (DR)(1)	4,144,422	631,527
Beijing Enterprises Holdings Ltd.	32,032,025	287,014
China Resources Land Ltd.	54,360,364	119,703
Tencent Holdings Ltd.	3,010,637	209,404

		1,247,648
DENMARK - 0.8%
ISS AS(1)	1,751,869	58,834
Rockwool International AS, Class B	378,918	73,555

		132,389
FRANCE - 6.7%
L'Oreal S.A.	593,389	97,853
LVMH Moet Hennessy Louis Vuitton S.A.	569,091	103,450
Pernod-Ricard S.A.	1,336,339	155,565
Schneider Electric S.A.	3,991,825	353,882
Unibail-Rodamco SE	210,950	54,781
Zodiac Aerospace	9,085,481	321,051

		1,086,582
GERMANY - 15.0%
Axel Springer SE	81,545	5,219
Bayer AG	4,707,460	636,720
Beiersdorf AG	2,545,785	248,310
Deutsche Post AG	12,830,650	476,725
HeidelbergCement AG	595,211	51,012
Linde AG	3,089,606	618,028
MTU Aero Engines AG	2,227,459	207,012
Muenchener Rueckversicherungs AG	929,701	203,135

		2,446,161
HONG KONG - 5.0%
AIA Group Ltd.	105,100,996	498,642
Hongkong Land Holdings Ltd.	12,018,724	77,761
HONG KONG (CONTINUED)
Sands China Ltd.	33,303,600	$248,387

		824,790
INDIA - 0.2%
Coal India Ltd.	8,155,766	39,384

INDONESIA - 0.7%
Bank Rakyat Indonesia Persero Tbk PT(2)	124,997,262	106,390

IRELAND - 0.6%
Ryanair Holdings plc, Equity-Linked Security(2)(3)(4)(5)	10,283,566	107,784

JAPAN - 14.6%
Denso Corp.	3,527,200	169,090
Honda Motor Co., Ltd.	9,656,843	339,999
IHI Corp.	55,639,540	233,954
KDDI Corp.	2,769,600	160,356
LIXIL Group Corp.	6,048,200	166,770
NGK Insulators Ltd.(6)	18,509,677	385,562
Olympus Corp.(1)	9,788,300	312,004
Ono Pharmaceutical Co., Ltd.	1,868,888	161,874
ORIX Corp.	2,593,407	36,508
Toyota Motor Corp.	7,403,551	417,896

		2,384,013
KOREA - 0.9%
Naver Corp.	43,546	31,664
Orion Corp.	55,750	42,895
Samsung Electronics Co., Ltd.	63,864	80,576

		155,135
MEXICO - 2.2%
Grupo Televisa S.A.B. (DR)	10,764,091	358,336

NETHERLANDS - 5.7%
ASML Holding N.V.	3,682,332	341,055
Unilever N.V. (DR)	10,396,675	427,326
Ziggo N.V.	3,831,866	170,247

		938,628
NIGERIA - 0.2%
Nigerian Breweries plc	33,619,041	31,568

Artisan Funds	19

	Shares Held	Value
SINGAPORE - 0.2%
Global Logistic Properties Ltd.	13,413,740	$28,258

SPAIN - 1.0%
Grifols S.A.	2,001,413	109,670
Grifols S.A. (DR)	1,154,853	47,695

		157,365
SWEDEN - 0.6%
Electrolux AB, Class B	2,928,687	63,893
Volvo AB, Class B	2,032,496	32,282

		96,175
SWITZERLAND - 10.0%
Actelion Ltd.(1)	1,211,412	114,694
Nestle S.A.	6,841,814	515,042
Roche Holding AG(4)	1,644,414	492,924
Swatch Group AG	376,849	236,157
Swiss Re AG(1)	678,408	62,887
UBS AG (1)	10,753,857	222,120

		1,643,824
UNITED KINGDOM - 14.6%
Croda International plc	3,601,335	152,861
HSBC Holdings plc	18,999,177	192,423
Imperial Tobacco Group plc	5,627,894	227,339
InterContinental Hotels Group plc	5,111,717	164,219
Johnson Matthey plc	4,418,252	240,938
Land Securities Group plc	2,045,238	34,813
Prudential plc	6,114,498	129,308
Rolls-Royce Holdings plc(1)	28,910,277	517,644
Royal Mail plc(1)	13,105,719	123,011
SABMiller plc	7,854,507	392,185
WPP plc	10,672,393	220,093

		2,394,834
UNITED STATES - 5.3%
Covidien plc	4,811,461	354,412
Liberty Global plc, Class A(1)	3,434,799	142,888
Liberty Global plc, Series C(1)(4)	4,640,102	188,898
Nielsen Holdings N.V.	1,086,469	48,489
Schlumberger Ltd.	1,432,563	139,675

		874,362

Total common stocks and equity-linked securities (Cost $12,462,703)		15,907,751

PREFERRED STOCKS - 1.4%

GERMANY - 1.4%
Henkel AG & Co. KGaA(4)	2,083,039	224,181

Total preferred stocks (Cost $166,491)		224,181
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $213,648 (Cost $213,648)(7)	$213,648	$213,648

Total investments - 99.9% (Cost $12,842,842)		16,345,580

Other assets less liabilities - 0.1%		16,325

Total net assets - 100.0%(8)		$16,361,905

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $214,174, or 1.3% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)

Security is restricted. The security was acquired in a transaction under Rule 144A of the 1933 Act during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/13- 3/17/14	$84,336	$107,784	0.7%

(4)	Non-voting shares.
(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in note 2(h) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	8/15/2022	$217,922

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

20	Artisan Funds

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,804,204	17.0%
Consumer Staples	2,769,807	16.8
Energy	179,059	1.0
Financials	1,766,729	10.9
Health care	2,405,736	14.8
Industrials	3,518,729	21.6
Information Technology	1,294,226	8.0
Materials	1,062,839	6.5
Telecommunication Services	330,603	2.0
Short-term investments	213,648	1.3

Total investments	$16,345,580	99.9%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,394,834	14.7%
Danish krone	132,389	0.8
Euro	5,534,187	33.9
Hong Kong dollar	1,363,150	8.3
Indian rupee	39,384	0.2
Indonesian rupiah	106,390	0.6
Japanese yen	2,384,013	14.6
Korean won	155,135	0.9
Nigerian naira	31,568	0.2
Singapore dollar	28,258	0.2
Swedish krona	96,175	0.6
Swiss franc	1,643,824	10.1
U.S. dollar	2,436,273	14.9

Total investments	$16,345,580	100.0%

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Bayer AG	Germany	3.9%
Baidu, Inc.	China	3.9
Linde AG	Germany	3.8
Rolls-Royce Holdings plc	United Kingdom	3.2
Nestle S.A.	Switzerland	3.1
AIA Group Ltd.	Hong Kong	3.0
Roche Holding AG	Switzerland	3.0
Deutsche Post AG	Germany	2.9
Unilever N.V.	Netherlands	2.6
Toyota Motor Corp.	Japan	2.6

Total		32.0%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	21

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.9%

BRAZIL - 2.1%
International Meal Co. Holdings S.A.(1)	1,968,800	$14,942
M Dias Branco S.A.	284,900	11,476

		26,418
CANADA - 4.6%
CAE, Inc.	4,442,842	58,474

CHINA - 17.5%
AMVIG Holdings Ltd.	15,012,000	5,748
Beijing Enterprises Water Group Ltd.	119,274,000	83,499
Biostime International Holdings Ltd.	2,809,000	19,284
China Everbright International Ltd.	35,648,000	48,808
China Oil & Gas Group Ltd.(2)	190,560,000	32,430
Labixiaoxin Snacks Group Ltd.(3)(4)	32,587,000	11,343
Yingde Gases Group Co., Ltd.	22,056,000	20,986

		222,098
DENMARK - 3.1%
Rockwool International AS, Class B	59,280	11,507
Royal Unibrew AS	166,225	27,667

		39,174
FRANCE - 5.8%
Eurofins Scientific	154,754	46,317
IPSOS	200,150	8,120
Metropole Television S.A.	885,572	19,264

		73,701
GERMANY - 10.5%
Bertrandt AG	9,753	1,494
Deutz AG(1)	4,164,777	35,097
Wirecard AG	2,339,598	97,081

		133,672
HONG KONG - 1.4%
SJM Holdings Ltd.	6,399,932	17,987

INDONESIA - 5.6%
Ace Hardware Indonesia Tbk PT(3)	186,039,400	12,351
Global Mediacom Tbk PT(3)	98,814,609	20,597
Mayora Indah Tbk PT(3)	2,255,000	5,976
MNC Sky Vision Tbk PT(3)	88,115,004	18,534
Nippon Indosari Corpindo Tbk PT(3)	95,032,100	9,278
Tempo Scan Pacific Tbk PT(3)	14,954,900	4,194

		70,930
IRELAND - 3.6%
Glanbia plc	2,962,046	45,459
ITALY - 1.1%
Davide Campari-Milano S.p.A.	1,704,824	$13,974

JAPAN - 3.2%
Sugi Holdings Co., Ltd.	924,200	41,055

KENYA - 0.5%
East African Breweries Ltd.	2,242,800	6,983

KOREA - 2.0%
S1 Corp.	302,359	25,281

MALAYSIA - 1.1%
Oldtown Bhd(2)	24,158,825	14,648

PHILIPPINES - 1.6%
Megaworld Corp.	217,488,000	20,321

SINGAPORE - 5.5%
Petra Foods Ltd.	7,498,000	21,995
SIA Engineering Co., Ltd.	4,014,700	15,447
Super Group Ltd.	11,574,000	32,020

		69,462
SWEDEN - 1.0%
Sanitec Corp.(1)	1,082,936	12,465

SWITZERLAND - 5.3%
Cembra Money Bank AG(1)	453,717	30,922
Tecan Group AG	299,661	35,930

		66,852
UNITED KINGDOM - 16.4%
Babcock International Group plc	2,418,449	54,310
Barratt Developments plc	4,079,864	28,057
Britvic plc	2,703,924	33,448
Dignity plc	564,668	13,810
Electrocomponents plc	2,566,419	12,108
Hays plc	8,678,474	20,979
Rathbone Brothers plc	16,450	498
Synergy Health plc	591,503	13,609
UBM plc	2,649,693	30,127
Victrex plc	42,375	1,419

		208,365

Total common stocks (Cost $800,036)		1,167,319

22	Artisan Funds

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $93,874 (Cost $93,874)(5)	$93,874	$93,874

Total investments - 99.3% (Cost $893,910)		1,261,193

Other assets less liabilities - 0.7%		8,512

Total net assets - 100.0%(6)		$1,269,705

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $82,273, or 6.5% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(4)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities deemed illiquid was $11,343, or 0.9% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.750%	5/15/2022	$95,754

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$183,789	14.5%
Consumer Staples	294,606	23.1
Financials	51,741	4.1
Health care	100,050	7.9
Industrials	283,862	22.3
Information Technology	109,189	8.6
Materials	28,153	2.2
Utilities	115,929	9.2
Short-term investments	93,874	7.4

Total investments	$1,261,193	99.3%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$26,418	2.1%
British pound	208,365	16.5
Canadian dollar	58,474	4.6
Danish krone	39,174	3.1
Euro	266,806	21.2
Hong Kong dollar	240,085	19.0
Indonesian rupiah	70,930	5.6
Japanese yen	41,055	3.3
Kenyan shilling	6,983	0.6
Korean won	25,281	2.0
Malaysian ringgit	14,648	1.2
Philippine peso	20,321	1.6
Singapore dollar	69,462	5.5
Swedish krona	12,465	1.0
Swiss franc	66,852	5.3
U.S. dollar	93,874	7.4

Total investments	$1,261,193	100.0%

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	7.6%
Beijing Enterprises Water Group Ltd.	China	6.6
CAE, Inc.	Canada	4.6
Babcock International Group plc	United Kingdom	4.3
China Everbright International Ltd.	China	3.8
Eurofins Scientific	France	3.7
Glanbia plc	Ireland	3.6
Sugi Holdings Co., Ltd.	Japan	3.2
Tecan Group AG	Switzerland	2.8
Deutz AG	Germany	2.8

Total		43.0%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	23

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.1%

BELGIUM - 2.6%
Groupe Bruxelles Lambert S.A.	3,006,629	$300,218

CANADA - 2.5%
Imperial Oil Ltd.	6,355,784	295,971

CHINA - 2.3%
Baidu, Inc. (DR)(1)	1,788,450	272,524

DENMARK - 2.3%
Carlsberg AS, Class B	2,187,098	217,525
ISS AS(1)	1,663,010	55,850

		273,375
FRANCE - 5.2%
Societe Television Francaise 1	6,871,829	113,604
Sodexo	1,542,909	161,821
Sodexo Prime De Fidelite Common Stock(2)(3)	1,284,779	134,748
Total S.A.	1,219,200	79,951
Vivendi S.A.	4,340,140	120,899

		611,023
GERMANY - 1.4%
Deutsche Boerse AG	2,005,778	159,634

INDIA - 0.1%
Coal India Ltd.	1,293,938	6,248

JAPAN - 7.0%
Aderans Co., Ltd.	802,900	9,187
Credit Saison Co., Ltd.	6,457,159	128,436
Kao Corp.	8,989,200	318,495
Nifco, Inc.	2,113,500	59,710
Sankyo Co., Ltd.	1,341,290	56,464
Stanley Electric Co., Ltd.(4)	10,877,700	241,446
Tokyo Electron Ltd.	205,100	12,568

		826,306
KOREA - 4.0%
Kia Motors Corp.	3,140,351	174,947
Samsung Electronics Co., Ltd.	230,636	290,990

		465,937
NETHERLANDS - 4.6%
ING Groep N.V. (DR)(1)	28,245,482	399,825
Reed Elsevier N.V.	1,989,925	42,999
TNT Express N.V.	9,694,363	95,211

		538,035
NORWAY - 2.9%
Aker Solutions ASA	11,755,923	183,079
Orkla ASA	18,047,907	153,870

		336,949
SWITZERLAND - 8.3%
Adecco S.A.(1)	2,763,101	229,881
Novartis AG	4,521,798	383,615
Panalpina Welttransport Holding AG(4)	1,603,470	246,311
Pargesa Holding S.A.	1,344,272	116,324

		976,131
UNITED KINGDOM - 24.7%
Alent plc(4)	18,399,152	97,237
AMEC plc	8,127,724	152,032
Carpetright plc(1)	493,381	4,956
Compass Group plc	37,996,726	579,618
Diageo plc	4,985,938	154,692
Lloyds Banking Group plc(1)	208,116,363	259,007
QinetiQ Group plc	26,225,793	98,769
Reed Elsevier plc	29,274,040	447,047
Royal Bank of Scotland Group plc(1)	67,040,068	347,592
Savills plc	1,365,612	15,197
TESCO plc	75,156,981	370,130
Unilever plc (DR)	5,387,003	230,456
Vesuvius plc(4)	19,900,797	144,488

		2,901,221
UNITED STATES - 18.2%
Accenture plc, Class A	2,006,378	159,949
Aon plc	3,235,156	272,659
Applied Materials, Inc.	13,532,486	276,334
Arch Capital Group Ltd.(1)(4)	6,059,563	348,667
Covidien plc	4,869,074	358,656
Flextronics International Ltd.(1)	18,905,303	174,685
Mallinckrodt plc(1)	1,618,723	102,643
TE Connectivity Ltd.	7,231,777	435,425

		2,129,018

Total common stocks (Cost $7,251,080)		10,092,590

24	Artisan Funds

	Shares Held	Value
PREFERRED STOCKS - 0.3%

KOREA - 0.3%
Samsung Electronics Co., Ltd.(5)	35,993	$35,741

Total preferred stocks (Cost $31,401)		35,741

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 13.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $1,552,223 (Cost $1,552,223)(6)	$1,552,223	$1,552,223

Total investments - 99.7% (Cost $8,834,704)		11,680,554

Other assets less liabilities - 0.3%		39,494

Total net assets - 100.0%(7)		$11,720,048

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $134,748, or 1.1% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(4)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.250%	3/31/2021	$960,897
U.S. Treasury Note	3.125%	5/15/2021	622,375

			$1,583,272

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,017,360	17.2%
Consumer Staples	1,454,355	12.4
Energy	717,281	6.2
Financials	2,347,559	20.1
Health care	844,914	7.3
Industrials	870,510	7.3
Information Technology	1,658,216	14.1
Materials	97,237	0.8
Telecommunication Services	120,899	1.0
Short-term investments	1,552,223	13.3

Total investments	$11,680,554	99.7%

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Investments
British pound	$2,670,765		22.9%
Canadian dollar	295,971		2.5
Danish krone	273,375		2.3
Euro	1,608,910		13.8
Indian rupee	6,248		0.1
Japanese yen	826,306	*	7.1
Korean won	501,678		4.3
Norwegian krone	336,949		2.9
Swiss franc	976,131		8.3
U.S. dollar	4,184,221		35.8

Total investments	$11,680,554		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement Date	Contract Amount				Unrealized Appreciation
Counterparty		Deliver		Receive
State Street Bank and Trust Company	8/14/2014	JPY	62,464,283	USD	609,797	$4,163
State Street Bank and Trust Company	8/14/2014	JPY	2,760,590	USD	27,033	267
State Street Bank and Trust Company	8/14/2014	JPY	713,670	USD	6,971	52

						$4,482

JPY - Japanese yen

USD - U.S. dollar

Artisan Funds	25

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group plc	United Kingdom	4.9%
Reed Elsevier plc	United Kingdom	3.8
TE Connectivity Ltd.	United States	3.7
ING Groep N.V.	Netherlands	3.4
Novartis AG	Switzerland	3.3
TESCO plc	United Kingdom	3.1
Covidien plc	United States	3.1
Arch Capital Group Ltd.	United States	3.0
Royal Bank of Scotland Group plc	United Kingdom	3.0
Samsung Electronics Co., Ltd.	Korea	2.8

Total		34.1%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

26	Artisan Funds

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 21.4%
Auto Components - 3.1%
BorgWarner, Inc.	5,037,398	$309,649

Distributors - 2.2%
LKQ Corp.(1)	8,138,724	214,455

Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc.(1)	417,124	236,947
Melco Crown Entertainment Ltd. (DR)(1)(2)	3,828,159	147,959

		384,906
Household Durables - 0.8%
Garmin Ltd.	1,487,520	82,200

Internet & Catalog Retail - 0.9%
TripAdvisor, Inc.(1)	992,325	89,895

Specialty Retail - 4.7%
Cabela's, Inc.(1)	1,542,293	101,036
Tractor Supply Co.	2,644,265	186,764
Urban Outfitters, Inc.(1)	850,624	31,022
Williams-Sonoma, Inc.	2,340,199	155,951

		474,773
Textiles, Apparel & Luxury Goods - 5.9%
Fossil Group, Inc.(1)	1,397,364	162,947
Kate Spade & Co.(1)	2,693,332	99,896
Michael Kors Holdings Ltd.(1)	794,246	74,079
Ralph Lauren Corp.	645,416	103,867
Under Armour, Inc., Class A(1)	1,348,600	154,603

		595,392
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Keurig Green Mountain, Inc.	1,158,583	122,335

ENERGY - 3.5%
Energy Equipment & Services - 1.0%
Core Laboratories N.V.	186,537	37,017
Oceaneering International, Inc.	873,647	62,780

		99,797
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	2,393,435	81,089
Noble Energy, Inc.	2,469,028	175,400

		256,489
FINANCIALS - 4.9%
Capital Markets - 0.9%
LPL Financial Holdings, Inc.	1,783,368	93,698

Consumer Finance - 2.9%
Discover Financial Services	4,985,975	290,134

Diversified Financial Services - 1.1%
IntercontinentalExchange Group, Inc.	565,290	111,831

HEALTH CARE - 22.4%
Biotechnology - 11.6%
Alexion Pharmaceuticals, Inc.(1)	1,355,186	206,164
Cepheid, Inc.(1)(3)	3,794,605	195,726
Incyte Corp. Ltd.(1)	1,867,905	99,970
Intercept Pharmaceuticals, Inc.(1)	102,725	33,878
Isis Pharmaceuticals, Inc.(1)	3,863,922	166,960
Regeneron Pharmaceuticals, Inc.(1)	1,527,039	458,539

		1,161,237
Health Care Providers & Services - 2.4%
Cigna Corp.	2,875,639	240,777

Health Care Technology - 4.1%
athenahealth, Inc.(1)	1,289,200	206,582
Cerner Corp.(1)	3,714,419	208,936

		415,518
Life Sciences Tools & Services - 4.3%
Covance, Inc.(1)	1,513,927	157,297
Illumina, Inc.(1)	1,828,265	271,790

		429,087
INDUSTRIALS - 16.1%
Building Products - 2.0%
Fortune Brands Home & Security, Inc.	4,727,350	198,927

Commercial Services & Supplies - 1.6%
Waste Connections, Inc.	3,609,519	158,313

Electrical Equipment - 3.8%
AMETEK, Inc.	4,580,634	235,857
Rockwell Automation, Inc.	1,194,389	148,761

		384,618
Machinery - 2.5%
Chart Industries, Inc.(1)	1,097,406	87,298
Pall Corp.	1,796,118	160,699

		247,997

Artisan Funds	27

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Professional Services - 5.4%
IHS, Inc., Class A(1)(3)	3,542,989	$430,473
Verisk Analytics, Inc., Class A(1)	1,900,173	113,935

		544,408
Road & Rail - 0.8%
Kansas City Southern	796,422	81,283

INFORMATION TECHNOLOGY - 26.4%
Electronic Equipment, Instruments & Components - 4.8%
FLIR Systems, Inc.(3)	2,455,614	88,402
IPG Photonics Corp.(1)	1,874,190	133,218
Trimble Navigation Ltd.(1)	6,724,628	261,386

		483,006
Internet Software & Services - 2.9%
LinkedIn Corp., Class A(1)	921,928	170,501
Pandora Media, Inc.(1)	3,991,867	121,034

		291,535
IT Services - 1.0%
Gartner, Inc. (1)	1,452,714	100,876

Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	15,766,735	321,957
ARM Holdings plc (DR)(2)	3,675,565	187,343
Cree, Inc.(1)	1,173,544	66,376
Freescale Semiconductor Ltd.(1)	7,833,999	191,228

		766,904
Software - 10.1%
Autodesk, Inc.(1)	4,107,854	202,024
CommVault Systems, Inc.(1)(3)	1,695,025	110,092
Concur Technologies, Inc.(1)	1,520,694	150,655
Guidewire Software, Inc.(1)	1,012,870	49,681
Red Hat, Inc.(1)	2,596,299	137,552
Salesforce.com, Inc.(1)	2,266,479	129,394
ServiceNow, Inc.(1)	897,576	53,783
Workday, Inc., Class A(1)	1,918,420	175,401

		1,008,582

Total common stocks (Cost $5,847,400)		9,638,622
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $429,372 (Cost $429,372)(4)	$429,372	$429,372

Total investments - 100.1% (Cost $6,276,772)		10,067,994

Other assets less liabilities - (0.1%)		(14,881)

Total net assets - 100.0%(5)		$10,053,113

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
Melco Crown Entertainment Ltd. (DR)	Hong Kong	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.750%	5/15/2022	$437,963

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

28	Artisan Funds

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	4.6%
IHS, Inc.	United States	4.3
Applied Materials, Inc.	United States	3.2
BorgWarner, Inc.	United States	3.1
Discover Financial Services	United States	2.9
Illumina, Inc.	United States	2.7
Trimble Navigation Ltd.	United States	2.6
Cigna Corp.	United States	2.4
Chipotle Mexican Grill, Inc.	United States	2.3
AMETEK, Inc.	United States	2.3

Total		30.4%

For the purpose of determining the Fund's top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	29

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.4%

CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	7,524,821	$227,174

Internet & Catalog Retail - 1.3%
Liberty Interactive Corp., Class A(1)	5,329,950	153,876

Leisure Equipment & Products - 1.8%
Mattel, Inc.	5,361,453	215,048

Media - 1.8%
Omnicom Group, Inc.	2,993,006	217,292

Multiline Retail - 1.4%
Nordstrom, Inc.	2,788,926	174,168

Specialty Retail - 1.6%
Bed Bath & Beyond, Inc.(1)	2,803,575	192,886

Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	4,140,263	205,606

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.7%
Kroger Co.	7,299,398	318,619

ENERGY - 11.8%
Energy Equipment & Services - 4.4%
Ensco plc, Class A	3,348,630	176,741
McDermott International, Inc.(1)(2)	14,207,306	111,101
Patterson-UTI Energy, Inc.(2)	7,543,192	238,968

		526,810
Oil, Gas & Consumable Fuels - 7.4%
Cimarex Energy Co.	1,094,375	130,351
Denbury Resources, Inc.	8,584,350	140,783
Hess Corp.	2,778,318	230,267
SM Energy Co.	2,868,572	204,501
Southwestern Energy Co.(1)	4,179,137	192,282

		898,184
FINANCIALS - 20.3%
Capital Markets - 0.9%
Northern Trust Corp.	1,742,763	114,256

Commercial Banks - 1.0%
M&T Bank Corp.	1,000,573	121,369

Diversified Financial Services - 1.5%
IntercontinentalExchange Group, Inc.	897,845	177,621

Insurance - 14.4%
Alleghany Corp.(1)	713,698	290,747
Allied World Assurance Co. Holdings AG	1,300,758	134,225
Allstate Corp.	5,026,229	284,384
Aon plc	2,615,533	220,437
Arch Capital Group Ltd.(1)(2)	4,071,498	234,274
Loews Corp.	3,990,674	175,789
Progressive Corp.	7,943,462	192,391
Torchmark Corp.	2,500,486	196,788

		1,729,035
Real Estate Investment Trusts (REITs) - 2.5%
American Capital Agency Corp.	5,203,255	111,818
Annaly Capital Management, Inc.	4,377,491	48,021
Hatteras Financial Corp.(2)	7,703,517	145,211

		305,050
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.	1,060,812	124,200

Health Care Providers & Services - 2.9%
Cigna Corp.	4,092,967	342,704

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.7%
L-3 Communications Holdings, Inc.	1,134,690	134,064
Rockwell Collins, Inc.	2,424,714	193,177

		327,241
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	3,510,783	119,928

Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc.(1)	1,963,927	124,709

Electrical Equipment - 1.6%
Hubbell, Inc., Class B	1,565,961	187,712

30	Artisan Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 2.1%
Joy Global, Inc.	2,866,719	$166,270
Kennametal, Inc.	1,997,483	88,488

		254,758
Professional Services - 2.4%
Manpower, Inc.	2,136,400	168,412
Towers Watson & Co., Class A	1,060,147	120,910

		289,322
Road & Rail - 1.0%
Ryder System, Inc.	1,520,952	121,555

INFORMATION TECHNOLOGY - 23.7%
Computers & Peripherals - 1.3%
Lexmark International, Inc., Class A(2)	3,422,382	158,422

Electronic Equipment, Instruments & Components - 9.9%
Arrow Electronics, Inc.(1)(2)	5,632,407	334,340
Avnet, Inc.(2)	7,400,428	344,342
FLIR Systems, Inc.(2)	8,448,611	304,150
Ingram Micro, Inc., Class A(1)	6,995,032	206,773

		1,189,605
IT Services - 4.7%
Broadridge Financial Solutions, Inc.	1,248,471	46,368
NeuStar, Inc., Class A(1)(2)	3,746,892	121,811
Teradata Corp.(1)	3,563,560	175,292
Western Union Co.	13,422,413	219,591

		563,062
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	5,825,500	309,567
KLA-Tencor Corp.	3,157,179	218,287
Lam Research Corp.(1)	5,316,689	292,418

		820,272
Software - 1.0%
Open Text Corp.(3)	288,585	13,768
Synopsys, Inc.(1)	2,765,689	106,230

		119,998
MATERIALS - 1.2%
Metals & Mining - 1.2%
Kinross Gold Corp.(3)	34,811,728	144,120

UTILITIES - 4.5%
Electric Utilities - 3.9%
Edison International	5,025,724	284,506
Xcel Energy, Inc.	5,916,364	179,621

		464,127
Multi-Utilities - 0.6%
SCANA Corp.	1,375,520	70,592

Total common stocks (Cost $7,769,031)		10,999,321
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $1,028,949 (Cost $1,028,949)(4)	$1,028,949	$1,028,949

Total investments - 99.9% (Cost $8,797,980)		12,028,270

Other assets less liabilities - 0.1%		7,839

Total net assets - 100.0%(5)		$12,036,109

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar
Open Text Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.000%	2/28/2021	$602,938
U.S. Treasury Note	2.250%	3/31/2021	446,591

			$1,049,529

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Funds	31

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Avnet, Inc.	United States	2.9%
Cigna Corp.	United States	2.9
Arrow Electronics, Inc.	United States	2.8
Kroger Co.	United States	2.7
Analog Devices, Inc.	United States	2.6
FLIR Systems, Inc.	United States	2.5
Lam Research Corp.	United States	2.4
Alleghany Corp.	United States	2.4
Edison International	United States	2.3
Allstate Corp.	United States	2.3

Total		25.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

32	Artisan Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 17.6%
Auto Components - 2.2%
Dorman Products, Inc.(1)	19,199	$1,134
Gentherm, Inc.(1)	1,062,458	36,888

		38,022
Distributors - 1.2%
LKQ Corp. (1)	816,184	21,506

Diversified Consumer Services - 1.3%
LifeLock, Inc. (1)	1,294,507	22,149

Hotels, Restaurants & Leisure - 4.6%
Dunkin’ Brands Group, Inc.	1,121,018	56,253
Noodles & Co(1)	646,136	25,503

		81,756
Internet & Catalog Retail - 2.1%
HomeAway, Inc.(1)	687,055	25,881
MakeMyTrip Ltd.(1)(2)	400,981	10,859

		36,740
Media - 0.5%
Imax Corp. (1)(2)	314,454	8,594

Specialty Retail - 2.2%
Five Below, Inc.(1)	333,278	14,157
Hibbett Sports, Inc.(1)	188,670	9,977
Restoration Hardware Holdings, Inc.(1)	203,096	14,946

		39,080
Textiles, Apparel & Luxury Goods - 3.5%
Deckers Outdoor Corp.(1)	477,436	38,066
Quiksilver, Inc.(1)	1,876,974	14,096
Tumi Holdings, Inc.(1)	453,533	10,264

		62,426
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.0%
PriceSmart, Inc.	182,095	18,379

Food Products - 0.4%
Annie’s, Inc.(1)	171,254	6,882

ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (1)	40,433	$4,533

Oil, Gas & Consumable Fuels - 2.9%
Oasis Petroleum, Inc.(1)	549,639	22,937
Rosetta Resources, Inc.(1)	430,211	20,039
Solazyme, Inc.(1)	760,238	8,826

		51,802
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
MarketAxess Holdings, Inc.	62,159	3,681

HEALTH CARE - 21.0%
Biotechnology - 9.8%
Alnylam Pharmaceuticals, Inc.(1)	296,749	19,924
Arrowhead Research Corp.(1)	376,367	6,180
Cepheid, Inc. (1)(3)	1,127,650	58,164
Foundation Medicine, Inc.(1)	161,719	5,235
Incyte Corp. Ltd.(1)	590,396	31,598
Isis Pharmaceuticals, Inc.(1)	1,197,502	51,744

		172,845
Health Care Equipment & Supplies - 4.5%
DexCom, Inc. (1)	1,644,475	68,015
GenMark Diagnostics, Inc.(1)	1,073,647	10,672

		78,687
Health Care Technology - 3.5%
athenahealth, Inc.(1)	376,379	60,311
Castlight Health, Inc., Class B(1)	84,829	1,800

		62,111
Life Sciences Tools & Services - 3.2%
Bruker Corp.(1)	2,476,480	56,439

INDUSTRIALS - 17.5%
Aerospace & Defense - 4.6%
Taser International, Inc.(1)	1,348,742	24,669
Teledyne Technologies, Inc.(1)	585,297	56,967

		81,636
Electrical Equipment - 4.0%
Acuity Brands, Inc.	530,929	70,385

Artisan Funds	33

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 3.6%
Chart Industries, Inc.(1)	328,097	$26,100
ExOne Co.(1)	97,238	3,484
IDEX Corp.	349,472	25,473
Proto Labs, Inc.(1)	128,339	8,685

		63,742
Professional Services - 2.0%
Advisory Board Co.(1)	555,212	35,672

Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc.(1)	1,475,166	57,030

INFORMATION TECHNOLOGY - 34.5%
Electronic Equipment, Instruments & Components - 7.6%
Cognex Corp.(1)	1,988,405	67,327
Control4 Corp.(1)	208,988	4,433
FEI Co.	338,474	34,870
IPG Photonics Corp.(1)	378,980	26,938

		133,568
Internet Software & Services - 10.7%
Benefitfocus, Inc.(1)	165,420	7,770
CoStar Group, Inc.(1)	265,241	49,531
Criteo S.A. (DR)(1)(2)	52,987	2,149
Demandware, Inc.(1)	521,237	33,390
MercadoLibre, Inc.	79,851	7,595
Pandora Media, Inc.(1)	1,875,107	56,853
Shutterstock, Inc.(1)	167,234	12,143
SPS Commerce, Inc.(1)	6,751	415
Textura Corp.(1)	726,712	18,320

		188,166
IT Services - 1.2%
Acxiom Corp.(1)	597,677	20,557

Semiconductors & Semiconductor Equipment - 2.2%
Cavium, Inc.(1)	593,860	25,970
Ultratech, Inc.(1)(3)	421,633	12,307

		38,277
Software - 12.8%
CommVault Systems, Inc.(1)(3)	697,614	45,310
Concur Technologies, Inc.(1)	393,652	38,999
Guidewire Software, Inc.(1)	887,996	43,556
Informatica Corp.(1)	1,049,077	39,634
Tableau Software, Inc., Class A(1)	211,673	16,104
Tyler Technologies, Inc.(1)	280,138	23,442
Ultimate Software Group, Inc.(1)	144,348	19,776

		226,821

Total common stocks (Cost $1,145,097)		1,681,486
	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $69,353 (Cost $69,353)(4)	$69,353	$69,353

Total investments - 99.3% (Cost $1,214,450)		1,750,839

Other assets less liabilities - 0.7%		12,807

Total net assets - 100.0%(5)		$1,763,646

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Criteo S.A. (DR)	France	U.S. dollar
Imax Corp.	Canada	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	8/15/2022	$70,740

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

34	Artisan Funds

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Acuity Brands, Inc.	United States	4.0%
DexCom, Inc.	United States	3.9
Cognex Corp.	United States	3.8
athenahealth, Inc.	United States	3.4
Cepheid, Inc.	United States	3.3
Beacon Roofing Supply, Inc.	United States	3.3
Teledyne Technologies, Inc.	United States	3.2
Pandora Media, Inc.	United States	3.2
Bruker Corp.	United States	3.2
Dunkin’ Brands Group, Inc.	United States	3.2

Total		34.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	35

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.6%

CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.6%
Remy International, Inc.	618,259	$14,603

Diversified Consumer Services - 0.6%
Regis Corp.	1,142,699	15,655

Household Durables - 0.6%
NACCO Industries, Inc., Class A	82,118	4,452
Universal Electronics, Inc. (1)	265,240	10,182

		14,634
Media - 1.5%
DreamWorks Animation SKG, Inc., Class A (1)	1,412,047	37,490

Specialty Retail - 2.4%
America’s Car-Mart, Inc. (1)	327,333	12,020
Rent-A-Center, Inc.	1,776,927	47,266

		59,286
Textiles, Apparel & Luxury Goods - 0.4%
Skechers U.S.A., Inc., Class A (1)	317,150	11,589

CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Cott Corp. (2)	1,912,841	16,202

Food Products - 2.7%
Darling International, Inc. (1)	1,427,308	28,575
Dean Foods Co.	963,263	14,892
Fresh Del Monte Produce, Inc.	852,361	23,499

		66,966
ENERGY - 19.9%
Energy Equipment & Services - 13.0%
C&J Energy Services, Inc. (1)	620,031	18,080
Era Group, Inc. (1)	915,290	26,827
Gulfmark Offshore, Inc., Class A	1,045,846	47,000
Key Energy Services, Inc. (1)	2,404,438	22,217
McDermott International, Inc. (1)(3)	536,120	4,192
Newpark Resources, Inc. (1)	2,442,437	27,966
Parker Drilling Co. (1)	3,217,963	22,815
SEACOR Holdings, Inc. (1)	166,138	14,358
Superior Energy Services, Inc.	1,106,034	34,022
Tesco Corp. (1)	451,261	8,348
Tidewater, Inc.	884,176	42,989
Unit Corp. (1)	855,302	55,920

		324,734
Oil, Gas & Consumable Fuels - 6.9%
Abraxas Petroleum Corp. (1)	2,164,666	8,572
Approach Resources, Inc. (1)	1,290,119	26,976
Cloud Peak Energy, Inc. (1)	2,060,801	43,565
Emerald Oil, Inc. (1)	865,305	5,815
Synergy Resources Corp. (1)	620,948	6,675
World Fuel Services Corp.	1,841,098	81,193

		172,796
FINANCIALS - 7.8%
Diversified Financial Services - 1.2%
PICO Holdings, Inc. (1)	1,127,346	29,300

Insurance - 2.3%
Allied World Assurance Co. Holdings AG	208,646	21,530
Platinum Underwriters Holdings Ltd.	579,602	34,834

		56,364
Real Estate Investment Trusts (REITs) - 3.5%
Anworth Mortgage Asset Corp.	3,690,801	18,306
Campus Crest Communities, Inc.	2,707,071	23,498
CYS Investments, Inc.	1,863,406	15,392
Hatteras Financial Corp. (3)	1,670,097	31,481

		88,677
Thrifts & Mortgage Finance - 0.8%
Berkshire Hills Bancorp, Inc.	502,890	13,015
Dime Community Bancshares, Inc.	444,527	7,548

		20,563
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 1.4%
CONMED Corp.	234,636	10,195
ICU Medical, Inc. (1)	121,333	7,265
Merit Medical Systems, Inc. (1)	1,182,724	16,913

		34,373
Health Care Providers & Services - 1.0%
Landauer, Inc.	267,159	12,110
Owens & Minor, Inc.	392,876	13,763

		25,873
Life Sciences Tools & Services - 0.5%
ICON plc (1)(2)	264,878	12,595

36	Artisan Funds

	Shares Held	Value
INDUSTRIALS - 24.1%
Aerospace & Defense - 1.6%
Cubic Corp.	775,696	$39,615

Commercial Services & Supplies - 1.9%
Quad/Graphics, Inc.	380,076	8,913
Tetra Tech, Inc. (1)	1,327,946	39,294

		48,207
Construction & Engineering - 6.8%
Comfort Systems USA, Inc.	684,388	10,430
EMCOR Group, Inc.	2,159,177	101,028
Granite Construction, Inc.	729,486	29,128
Orion Marine Group, Inc. (1)	1,284,148	16,142
Tutor Perini Corp. (1)	448,812	12,867

		169,595
Electrical Equipment - 2.2%
AZZ, Inc.	586,488	26,204
Brady Corp., Class A (4)	277,334	7,529
Encore Wire Corp.	456,187	22,130

		55,863
Machinery - 2.8%
Astec Industries, Inc.	543,489	23,865
Dynamic Materials Corp.	341,215	6,497
Global Brass & Copper Holdings, Inc.	682,473	10,762
Woodward, Inc.	672,492	27,928

		69,052
Professional Services - 3.2%
CRA International, Inc. (1)(3)	547,422	12,027
FTI Consulting, Inc. (1)	1,575,659	52,533
TrueBlue, Inc. (1)	569,561	16,665

		81,225
Road & Rail - 3.8%
Celadon Group, Inc.	755,249	18,156
Ryder System, Inc.	956,730	76,462

		94,618
Trading Companies & Distributors - 1.8%
Kaman Corp.	630,331	25,642
TAL International Group, Inc. (1)	305,343	13,090
Textainer Group Holdings Ltd.	172,872	6,616

		45,348
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.3%
ADTRAN, Inc.	2,308,463	56,350

Computers & Peripherals - 2.1%
Lexmark International, Inc., Class A (3)	377,753	17,486
QLogic Corp. (1)	2,712,492	34,584

		52,070

Electronic Equipment, Instruments & Components - 6.1%
Arrow Electronics, Inc. (1)(3)	925,432	54,934
Benchmark Electronics, Inc. (1)	574,696	13,017
Park Electrochemical Corp.	889,810	26,578
Tech Data Corp. (1)	942,405	57,449

		151,978
Internet Software & Services - 1.1%
Blucora, Inc. (1)	461,479	9,086
EarthLink Holdings Corp. (3)	5,314,842	19,187

		28,273
IT Services - 1.0%
Sykes Enterprises, Inc. (1)	1,293,747	25,707

Semiconductors & Semiconductor Equipment - 4.7%
MKS Instruments, Inc.	816,796	24,414
Nanometrics, Inc. (1)(3)	1,255,041	22,553
Rudolph Technologies, Inc. (1)	1,452,523	16,573
Ultratech, Inc. (1)(3)	1,826,018	53,302

		116,842
Software - 3.2%
MicroStrategy, Inc., Class A (1)	389,133	44,902
Progress Software Corp. (1)	1,648,620	35,940

		80,842
MATERIALS - 7.6%
Chemicals - 5.0%
American Vanguard Corp.	647,000	14,007
HB Fuller Co.	1,650,930	79,707
Intrepid Potash, Inc. (1)	1,032,735	15,966
Sensient Technologies Corp.	298,610	16,845

		126,525
Metals & Mining - 2.6%
Alamos Gold, Inc. (1)(2)	1,171,095	10,563
AuRico Gold, Inc. (2)	2,786,106	12,120
Globe Specialty Metals, Inc.	109,474	2,279
Schnitzer Steel Industries, Inc., Class A	1,353,890	39,060

		64,022
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	484,433	31,934

UTILITIES - 0.1%
Multi-Utilities - 0.1%
NorthWestern Corp.	51,230	2,430

Total common stocks (Cost $1,762,126)		2,342,196

Artisan Funds	37

	Principal Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 13.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $344,549 (Cost $344,549)(5)	$344,549	$344,549

Total investments - 107.3% (Cost $2,106,675)		2,686,745

Other assets less liabilities - (7.3)%		(183,630)

Total net assets - 100.0%(6)		$2,503,115

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Alamos Gold, Inc.	Canada	U.S. dollar
AuRico Gold, Inc.	Canada	U.S. dollar
Cott Corp.	Canada	U.S. dollar
ICON plc	Ireland	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	1.625%	8/15/2022	$275,629
U.S. Treasury Note	1.750%	5/15/2022	75,814

			$351,443

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
EMCOR Group, Inc.	United States	4.0%
World Fuel Services Corp.	United States	3.2
HB Fuller Co.	United States	3.2
Ryder System, Inc.	United States	3.1
Tech Data Corp.	United States	2.3
ADTRAN, Inc.	United States	2.3
Unit Corp.	United States	2.2
Arrow Electronics, Inc.	United States	2.2
Ultratech, Inc.	United States	2.1
FTI Consulting, Inc.	United States	2.1

Total		26.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Funds

ARTISAN VALUE FUND

Schedule of Investments — March 31, 2014 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.2%

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 3.3%
Cie Generale des Etablissements Michelin(1)	368,838	$46,128

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 4.3%
Kroger Co.	737,779	32,204
Wal-Mart Stores, Inc.	349,260	26,694

		58,898
ENERGY - 15.3%
Energy Equipment & Services - 9.0%
Baker Hughes, Inc.	755,546	49,126
National Oilwell Varco, Inc.	551,734	42,963
Noble Corp. plc	968,045	31,694

		123,783
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp.	713,774	59,208
Chevron Corp.	234,137	27,841

		87,049
FINANCIALS - 22.2%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	773,950	27,313
Goldman Sachs Group, Inc.	163,482	26,786

		54,099
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc., Class B(2)	349,260	43,647

Insurance - 11.3%
Alleghany Corp.(2)	105,179	42,848
Allstate Corp.	511,177	28,922
Arch Capital Group Ltd.(2)(3)	457,239	26,310
Chubb Corp.	395,169	35,289
Progressive Corp.	938,359	22,727

		156,096
Real Estate Investment Trusts (REITs) - 3.8%
American Capital Agency Corp.	1,233,639	26,511
Annaly Capital Management, Inc.	2,439,506	26,761

		53,272
HEALTH CARE - 3.4%
Health Care Providers & Services - 3.4%
Cigna Corp.	554,616	$46,438

INDUSTRIALS - 2.0%
Road & Rail - 2.0%
Union Pacific Corp.	147,671	27,712

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,195,821	26,798

Computers & Peripherals - 9.4%
Apple, Inc.	168,423	90,399
EMC Corp.	1,419,787	38,917

		129,316
Electronic Equipment, Instruments & Components - 2.2%
Avnet, Inc.(3)	639,640	29,763

IT Services - 5.3%
International Business Machines Corp.	192,101	36,977
Western Union Co.	2,188,179	35,799

		72,776
Software - 6.6%
Microsoft Corp.	685,059	28,080
Oracle Corp.	1,560,294	63,832

		91,912
MATERIALS - 10.3%
Chemicals - 5.9%
LyondellBasell Industries N.V., Class A	301,436	26,810
Mosaic Co.	538,084	26,904
Potash Corp. of Saskatchewan, Inc.(1)	755,360	27,359

		81,073
Metals & Mining - 4.4%
Goldcorp, Inc.(1)	1,485,316	36,360
Kinross Gold Corp.(1)	6,054,782	25,067

		61,427

Total common stocks (Cost $967,263)		1,190,187

Artisan Funds	39

	Shares Held	Value
PREFERRED STOCKS - 5.5%

INFORMATION TECHNOLOGY - 5.5%
Semiconductors & Semiconductor Equipment -5.5%
Samsung Electronics Co., Ltd.(1)(4)	76,646	$76,109

Total preferred stocks (Cost $51,730)		76,109

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 3/31/14, due 4/1/14, maturity value $106,070 (Cost $106,070)(5)	$106,070	$106,070

Total investments - 99.4% (Cost $1,125,063)		1,372,366

Other assets less liabilities - 0.6%		8,970

Total net assets - 100.0%(6)		$1,381,336

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Potash Corp. of Saskatchewan, Inc.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Affiliated company as defined by the 1940 Act. See note 11 in Notes to Financial Statements for additional information.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	1.625%	11/15/2022	$809
U.S.Treasury Note	1.750%	5/15/2022	5,927
U.S.Treasury Note	2.000%	2/15/2022	101,457

			$108,193

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

CURRENCY EXPOSURE - March 31, 2014 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$46,128	3.4%
Korean won	76,109	5.5
U.S. dollar	1,250,129	91.1

Total investments	$1,372,366	100.0%

TOP TEN HOLDINGS - March 31, 2014 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Apple, Inc.	United States	6.5%
Samsung Electronics Co., Ltd.	Korea	5.5
Oracle Corp.	United States	4.6
Apache Corp.	United States	4.3
Baker Hughes, Inc.	United States	3.6
Cigna Corp.	United States	3.4
Cie Generale des Etablissements Michelin	France	3.3
Berkshire Hathaway, Inc.	United States	3.2
National Oilwell Varco, Inc.	United States	3.1
Alleghany Corp.	United States	3.1

Total		40.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

40	Artisan Funds

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2014 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS(1)	GLOBAL EQUITY	GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$549,258	$208,853	$885,445		$141,758
Investments in securities, affiliated, at value	–	6,606	52,668		7,867
Short-term investments (repurchase agreements), at value	4,218	11,297	53,228		10,176
Total investments	553,476	226,756	991,341		159,801
Cash	24	–	–	(2)	–	(2)
Foreign currency	382	12	214		20
Unrealized gain on foreign currency forward contracts	–	–	199		–
Receivable from investments sold	9,331	641	25,304		100
Receivable from fund shares sold	44	592	2,084		726
Dividends and interest receivable	1,706	139	2,134		86
Prepaid offering costs	–	–	–		7
Prepaid expenses	4	1	5		–	(2)
Total assets	564,967	228,141	1,021,281		160,740
LIABILITIES:
Unrealized loss on foreign currency forward contracts	5	–	–		–
Payable for investments purchased	3,070	10,256	20,652		3,419
Payable for fund shares redeemed	1,608	185	307		39
Payable for operating expenses	339	117	271		57
Payable for foreign taxes*	1,199	7	154		7
Total liabilities	6,221	10,565	21,384		3,522
Total net assets	$558,746	$217,576	$999,897		$157,218
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$690,087	$197,179	$817,167		$145,529
Net unrealized appreciation on investments and foreign currency related transactions	29,179	20,850	178,349		10,990
Accumulated undistributed net investment loss	(2,835)	(782)	(1,268)		(241)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(157,685)	329	5,649		940
Total net assets	$558,746	$217,576	$999,897		$157,218
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$154,432	$217,576	$684,251		$157,218
Institutional Shares	$404,314		$315,646
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	12,421,732	13,455,379	37,401,389		12,673,415
Institutional Shares	32,616,630		17,169,054
Net asset value per share
Investor Shares	$12.43	$16.17	$18.29		$12.41
Institutional Shares	$12.40		$18.38
Cost of securities of unaffiliated issuers held	$523,347	$199,156	$767,702		$140,842
Cost of securities of affiliated issuers held	$–	$6,750	$45,536		$7,970
Cost of foreign currency	$381	$11	$214		$20

*Including foreign taxes on unrealized gains	$950	$–	$–		$–

(1)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Funds	41

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2014 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$1,477,358	$56,336	$15,746,370	$1,120,241
Investments in securities, affiliated, at value	51,295	–	385,562	47,078
Short-term investments (repurchase agreements), at value	216,853	48,429	213,648	93,874
Total investments	1,745,506	104,765	16,345,580	1,261,193
Cash	1	6	1	–	(1)
Foreign currency	136	–	1,574	1,953
Unrealized gain on foreign currency forward contracts	252	–	–	–
Receivable from investments sold	7,487	–	55,210	9,649
Receivable from fund shares sold	2,415	1,942	80,125	3,796
Dividends and interest receivable	1,795	351	56,144	1,566
Prepaid expenses	7	–	71	5
Total assets	1,757,599	107,064	16,538,705	1,278,162
LIABILITIES:
Unrealized loss on foreign currency forward contracts	34	5	–	–
Payable for investments purchased	4,468	30,385	155,786	5,757
Payable for fund shares redeemed	369	66	13,860	2,246
Payable for operating expenses	546	12	4,202	335
Payable for foreign taxes*	128	–	2,952	119
Payable for offering costs	–	1	–	–
Total liabilities	5,545	30,469	176,800	8,457
Total net assets	$1,752,054	$76,595	$16,361,905	$1,269,705
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,494,698	$76,469	$13,502,672	$881,624
Net unrealized appreciation on investments and foreign currency related transactions	244,426	126	3,503,201	367,317
Accumulated undistributed net investment income (loss)	(1,734)	(5)	22,203	(7,646)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	14,664	5	(666,171)	28,410
Total net assets	$1,752,054	$76,595	$16,361,905	$1,269,705
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,276,811	$44,336	$12,331,632	$1,269,705
Institutional Shares	$475,243		$4,030,273
Advisor Shares		$32,259
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	82,155,750	4,425,922	412,111,816	45,821,578
Institutional Shares	30,553,101		133,810,900
Advisor Shares		3,220,506
Net asset value per share
Investor Shares	$15.54	$10.02	$29.92	$27.71
Institutional Shares	$15.55		$30.12
Advisor Shares		$10.02
Cost of securities of unaffiliated issuers held	$1,458,094	$104,634	$12,580,032	$846,416
Cost of securities of affiliated issuers held	$43,190	$–	$262,810	$47,494
Cost of foreign currency	$137	$–	$1,588	$1,942

*Including foreign taxes on unrealized gains	$26	$–	$–	$–

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

42	Artisan Funds

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2014 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$9,050,182	$8,813,929		$9,006,702
Investments in securities, affiliated, at value	1,078,149	824,693		1,992,619
Short-term investments (repurchase agreements), at value	1,552,223	429,372		1,028,949
Total investments	11,680,554	10,067,994		12,028,270
Cash	1	–	(1)	–	(1)
Foreign currency	966	–		–
Unrealized gain on foreign currency forward contracts	4,482	–		–
Receivable from investments sold	15,405	35,062		15,895
Receivable from fund shares sold	12,078	17,737		13,459
Dividends and interest receivable	26,420	642		19,641
Prepaid expenses	55	47		57
Total assets	11,739,961	10,121,482		12,077,322
LIABILITIES:
Payable for investments purchased	2,014	27,946		18,836
Payable for fund shares redeemed	13,171	37,683		18,444
Payable for operating expenses	3,045	2,740		3,933
Payable for foreign taxes*	1,683	–		–
Total liabilities	19,913	68,369		41,213
Total net assets	$11,720,048	$10,053,113		$12,036,109
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$8,606,394	$5,885,111		$8,323,506
Net unrealized appreciation on investments and foreign currency related transactions	2,850,633	3,791,222		3,230,290
Accumulated undistributed net investment income (loss)	(14,370)	(72,984)		15,201
Accumulated undistributed net realized gains on investments and foreign currency related transactions	277,391	449,764		467,112
Total net assets	$11,720,048	$10,053,113		$12,036,109
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$9,103,599	$5,851,745		$10,346,680
Institutional Shares	$2,616,449	$4,201,368		$1,689,429
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	247,078,697	119,910,366		376,558,126
Institutional Shares	70,793,402	82,214,591		61,444,696
Net asset value per share
Investor Shares	$36.84	$48.80		$27.48
Institutional Shares	$36.96	$51.10		$27.50
Cost of securities of unaffiliated issuers held	$8,179,133	$5,657,457		$7,336,446
Cost of securities of affiliated issuers held	$655,571	$619,315		$1,461,534
Cost of foreign currency	$966	$–		$–

*Including foreign taxes on unrealized gains	$64	$–		$–

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Funds	43

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2014 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$1,565,705	$2,127,034		$1,210,223
Investments in securities, affiliated, at value	115,781	215,162		56,073
Short-term investments (repurchase agreements), at value	69,353	344,549		106,070
Total investments	1,750,839	2,686,745		1,372,366
Cash	– (1)	–	(1)	1
Foreign currency	–	–		–	(1)
Receivable from investments sold	17,405	7,391		6,219
Receivable from fund shares sold	6,365	1,934		2,435
Dividends and interest receivable	13	3,241		3,454
Prepaid expenses	9	15		7
Total assets	1,774,631	2,699,326		1,384,482
LIABILITIES:
Payable for investments purchased	5,848	5,014		–
Payable for fund shares redeemed	4,578	190,025		2,312
Payable for operating expenses	559	1,156		652
Payable for foreign taxes	–	16		182
Total liabilities	10,985	196,211		3,146
Total net assets	$1,763,646	$2,503,115		$1,381,336
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,302,822	$1,797,885		$1,132,436
Net unrealized appreciation on investments and foreign currency related transactions	536,389	580,070		247,294
Accumulated undistributed net investment income (loss)	(17,765)	(5,683)		3,406
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(57,800)	130,843		(1,800)
Total net assets	$1,763,646	$2,503,115		$1,381,336
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,517,375	$2,183,735		$1,120,472
Institutional Shares	$246,271	$319,380		$260,864
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	51,293,914	116,178,786		81,128,918
Institutional Shares	8,304,212	16,960,579		18,846,490
Net asset value per share
Investor Shares	$29.58	$18.80		$13.81
Institutional Shares	$29.66	$18.83		$13.84
Cost of securities of unaffiliated issuers held	$1,133,671	$1,947,045		$1,092,803
Cost of securities of affiliated issuers held	$80,779	$159,630		$32,260
Cost of foreign currency	$–	$–		$–	(1)

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

44	Artisan Funds

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2014 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS(1)	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(3)	$3,831	$557	$3,780	$280
Dividends, from affiliated issuers	–	–	–	42
Total investment income	3,831	557	3,780	322
EXPENSES:
Management fees	3,311	894	3,931	376
Transfer agent fees
Investor Shares	285	275	781	100
Institutional Shares	10		9
Shareholder communications
Investor Shares	9	11	34	1
Institutional Shares	2		2
Custodian fees	347	51	77	30
Accounting fees	34	25	34	11
Professional fees	51	24	36	16
Offering fees	–	–	–	14
Registration fees
Investor Shares	11	54	43	36
Institutional Shares	11		48
Directors’ fees	9	4	11	4
Other operating expenses	12	7	14	– (2)
Total operating expenses	4,092	1,345	5,020	588
Less amounts waived or paid by the Advisor	(25)	(4)	–	(25)
Net expenses	4,067	1,341	5,020	563
Net investment loss	(236)	(784)	(1,240)	(241)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(4)	(42,910)	856	11,668	985
Investments, from affiliated issuers	–	(34)	–	–
Foreign currency related transactions	(142)	4	887	(42)
Total realized gain (loss)	(43,052)	826	12,555	943
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(5)	49,798	12,983	28,715	10,326
Investments, from affiliated issuers	–	(144)	7,132	(103)
Foreign currency related transactions	22	2	255	2
Total increase in unrealized appreciation or depreciation	49,820	12,841	36,102	10,225
Net gain on investments and foreign currency related transactions	6,768	13,667	48,657	11,168
Net increase in net assets resulting from operations	$6,532	$12,883	$47,417	$10,927
(1) Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2) Amount rounds to less than $1
(3) Net of foreign taxes withheld on dividends, unaffiliated issuers	$480	$16	$154	$15
(4) Net of foreign taxes on realized gains	58	–	–	–
(5) Net of increase in foreign taxes on unrealized gains	950	–	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Funds	45

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME(1)		INTERNATIONAL	INTERNATIONAL SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(3)	$12,559	$–		$108,274	$2,960
Dividends, from affiliated issuers(4)	–	–		1,957	339
Interest	–	16		–	–
Total investment income	12,559	16		110,231	3,299
EXPENSES:
Management fees	7,256	13		68,365	7,149
Transfer agent fees
Investor Shares	1,367	5		11,710	1,046
Institutional Shares	10			13
Advisor Shares		3
Shareholder communications
Investor Shares	40	–	(2)	336	23
Institutional Shares	1			19
Advisor Shares		–	(2)
Custodian fees	123	1		2,288	222
Accounting fees	35	1		35	26
Professional fees	60	2		302	46
Offering fees	–	1		–	–
Registration fees
Investor Shares	158	–	(2)	63	41
Institutional Shares	36			30
Advisor Shares		–	(2)
Directors’ fees	19	–	(2)	194	15
Other operating expenses	17	–	(2)	118	12
Total operating expenses	9,122	26		83,473	8,580
Less amounts waived or paid by the Advisor	–	(5)		–	–
Net expenses	9,122	21		83,473	8,580
Net investment income (loss)	3,437	(5)		26,758	(5,281)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(5)	20,553	8		445,143	49,138
Foreign currency related transactions	864	(3)		(1,670)	(130)
Total realized gain	21,417	5		443,473	49,008
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(6)	109,066	131		165,613	83,311
Investments, from affiliated issuers	2,394	–		122,752	(416)
Foreign currency related transactions	196	(5)		(370)	18
Total increase in unrealized appreciation or depreciation	111,656	126		287,995	82,913
Net gain on investments and foreign currency related transactions	133,073	131		731,468	131,921
Net increase in net assets resulting from operations	$136,510	$126		$758,226	$126,640
(1) For the period from commencement of operations (March 19, 2014) through March 31, 2014
(2) Amount rounds to less than $1
(3) Net of foreign taxes withheld on dividends, unaffiliated issuers	$419	$–		$6,836	$242
(4) Net of foreign taxes withheld on dividends, affiliated issuers	–	–		217	–
(5) Net of foreign taxes on realized gains	2	–		–	–
(6) Net of increase in foreign taxes on unrealized gains	17	–		–	–

The accompanying notes are an integral part of the financial statements.

46	Artisan Funds

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$69,950	$18,851	$79,958
Dividends, from affiliated issuers(2)	2,097	460	15,951
Total investment income	72,047	19,311	95,909
EXPENSES:
Management fees	51,746	44,523	53,455
Transfer agent fees
Investor Shares	8,145	7,272	11,461
Institutional Shares	11	15	12
Shareholder communications
Investor Shares	317	251	781
Institutional Shares	9	47	24
Custodian fees	1,272	127	96
Accounting fees	35	29	28
Professional fees	231	180	250
Registration fees
Investor Shares	268	48	256
Institutional Shares	59	56	6
Directors’ fees	147	127	154
Other operating expenses	100	78	93
Total operating expenses	62,340	52,753	66,616
Net investment income (loss)	9,707	(33,442)	29,293
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on:
Investments, from unaffiliated issuers(3)	288,258	517,689	498,274
Investments, from affiliated issuers	42,714	56,048	38,144
Foreign currency related transactions	26,191	–	–
Total realized gain	357,163	573,737	536,418
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	448,139	277,238	302,297
Investments, from affiliated issuers	(39,176)	(43,763)	127,339
Foreign currency related transactions	4,469	–	–
Total increase in unrealized appreciation or depreciation	413,432	233,475	429,636
Net gain on investments and foreign currency related transactions	770,595	807,212	966,054
Net increase in net assets resulting from operations	$780,302	$773,770	$995,347
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$3,936	$85	$97
(2) Net of foreign taxes withheld on dividends, affiliated issuers	81	–	–
(3) Net of foreign taxes on realized gains	17	–	–
(4) Net of increase (decrease) in foreign taxes on unrealized gains	(29)	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Funds	47

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

Dollar values in thousands

	SMALL CAP	SMALL CAP VALUE		VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$929	$13,799		$14,568
Dividends, from affiliated issuers	–	3,948		202
Total investment income	929	17,747		14,770
EXPENSES:
Management fees	8,192	13,122		4,833
Transfer agent fees
Investor Shares	1,572	2,977		1,525
Institutional Shares	10	10		10
Shareholder communications
Investor Shares	121	218		103
Institutional Shares	9	12		3
Custodian fees	21	36		50
Accounting fees	28	29		34
Professional fees	52	77		45
Registration fees
Investor Shares	57	30		79
Institutional Shares	18	22		14
Directors’ fees	22	38		19
Other operating expenses	21	23		18
Total operating expenses	10,123	16,594		6,733
Net investment income (loss)	(9,194)	1,153		8,037
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	31,169	171,864		32,631
Investments, from affiliated issuers	6,589	30,485		279
Foreign currency related transactions	–	–	(1)	(43)
Total realized gain	37,758	202,349		32,867
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	102,356	41,428		74,409
Investments, from affiliated issuers	(24,463)	(29,116)		4,521
Foreign currency related transactions	–	–	(1)	(9)
Total increase in unrealized appreciation or depreciation	77,893	12,312		78,921
Net gain on investments and foreign currency related transactions	115,651	214,661		111,788
Net increase in net assets resulting from operations	$106,457	$215,814		$119,825
(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	$65		$281

The accompanying notes are an integral part of the financial statements.

48	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS(1)		GLOBAL EQUITY
	Six Months Ended 3/31/2014(2)	Year Ended 9/30/2013	Six Months Ended 3/31/2014(2)	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$(236)	$7,046	$(784)	$(62)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(42,910)	(21,185)	856	7,643
Investments, from affiliated issuers	–	–	(34)	–
Foreign currency related transactions	(142)	(663)	4	6
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	49,798	5,799	12,983	5,538
Investments, from affiliated issuers	–	–	(144)	–
Foreign currency related transactions	22	(23)	2	1
Net increase (decrease) in net assets resulting from operations	6,532	(9,026)	12,883	13,126
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(1,021)	(3,431)	–	(47)
Institutional Shares	(4,377)	(7,538)
Net realized gains on investment transactions:
Investor Shares	–	–	(7,484)	(857)
Total distributions paid to shareholders	(5,398)	(10,969)	(7,484)	(904)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(104,779)	(104,870)	56,086	128,331
Total increase (decrease) in net assets	(103,645)	(124,865)	61,485	140,553
Net assets, beginning of period	662,391	787,256	156,091	15,538
Net assets, end of period	$558,746	$662,391	$217,576	$156,091
Accumulated undistributed net investment income (loss)	$(2,835)	$2,799	$(782)	$2

(1)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	49

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL SMALL CAP
	Six Months Ended 3/31/2014(2)	Year Ended 9/30/2013	Six Months Ended 3/31/2014(2)	Period Ended 9/30/2013(1)
OPERATIONS:
Net investment income (loss)	$(1,240)	$(1,184)	$(241)	$25
Net realized gain (loss) on:
Investments, from unaffiliated issuers	11,668	(22)	985	81
Foreign currency related transactions	887	762	(42)	13
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	28,715	102,667	10,326	766
Investments, from affiliated issuers	7,132	–	(103)	–
Foreign currency related transactions	255	16	2	(1)
Net increase in net assets resulting from operations	47,417	102,239	10,927	884
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(38)	–
Net realized gains on investment transactions:
Investor Shares	–	–	(85)	–
Total distributions paid to shareholders	–	–	(123)	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	198,331	339,637	106,836	38,694
Total increase in net assets	245,748	441,876	117,640	39,578
Net assets, beginning of period	754,149	312,273	39,578	–
Net assets, end of period	$999,897	$754,149	$157,218	$39,578
Accumulated undistributed net investment income (loss)	$(1,268)	$(28)	$(241)	$38

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(2)	Unaudited.

The accompanying notes are an integral part of the financial statements.

50	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2014(2)	Year Ended 9/30/2013	Period Ended 3/31/2014(1)(2)
OPERATIONS:
Net investment income (loss)	$3,437	$2,788	$(5)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	20,553	17,750	8
Investments, from affiliated issuers	–	(29)	–
Foreign currency related transactions	864	1,979	(3)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	109,066	100,398	131
Investments, from affiliated issuers	2,394	3,981	–
Foreign currency related transactions	196	96	(5)
Net increase in net assets resulting from operations	136,510	126,963	126
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(5,322)	(1,216)	–
Institutional Shares	(3,036)	(386)
Net realized gains on investment transactions:
Investor Shares	(15,793)	(639)	–
Institutional Shares	(7,056)	(169)
Total distributions paid to shareholders	(31,207)	(2,410)	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	501,930	754,362	76,469
Total increase in net assets	607,233	878,915	76,595
Net assets, beginning of period	1,144,821	265,906	–
Net assets, end of period	$1,752,054	$1,144,821	$76,595
Accumulated undistributed net investment income (loss)	$(1,734)	$3,187	$(5)

(1)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.
(2)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	51

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$26,758	$145,716	$(5,281)	$1,635
Net realized gain (loss) on:
Investments, from unaffiliated issuers	445,143	697,841	49,138	79,981
Foreign currency related transactions	(1,670)	(1,814)	(130)	268
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	165,613	1,546,232	83,311	126,463
Investments, from affiliated issuers	122,752	–	(416)	–
Foreign currency related transactions	(370)	908	18	27
Net increase in net assets resulting from operations	758,226	2,388,883	126,640	208,374
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(104,230)	(82,687)	(4,981)	(7,730)
Institutional Shares	(42,531)	(37,967)
Net realized gains on investment transactions:
Investor Shares	–	–	(64,140)	–
Total distributions paid to shareholders	(146,761)	(120,654)	(69,121)	(7,730)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	2,329,216	1,502,705	216,036	79,457
Total increase in net assets	2,940,681	3,770,934	273,555	280,101
Net assets, beginning of period	13,421,224	9,650,290	996,150	716,049
Net assets, end of period	$16,361,905	$13,421,224	$1,269,705	$996,150
Accumulated undistributed net investment income (loss)	$22,203	$142,206	$(7,646)	$2,616

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

52	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$9,707	$75,951	$(33,442)	$(41,831)
Net realized gain on:
Investments, from unaffiliated issuers	288,258	521,533	517,689	717,544
Investments, from affiliated issuers	42,714	92,212	56,048	17,313
Foreign currency related transactions	26,191	114,018	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	448,139	1,241,779	277,238	1,294,858
Investments, from affiliated issuers	(39,176)	234,473	(43,763)	160,282
Foreign currency related transactions	4,469	5,442	–	–
Net increase in net assets resulting from operations	780,302	2,285,408	773,770	2,148,166
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(141,848)	(53,270)	–	–
Institutional Shares	(41,492)	(19,853)	–	–
Net realized gains on investment transactions:
Investor Shares	(484,885)	(25,891)	(435,868)	(225,704)
Institutional Shares	(132,447)	(8,359)	(268,248)	(83,801)
Total distributions paid to shareholders	(800,672)	(107,373)	(704,116)	(309,505)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,290,276	1,632,872	906,690	520,163
Total increase in net assets	1,269,906	3,810,907	976,344	2,358,824
Net assets, beginning of period	10,450,142	6,639,235	9,076,769	6,717,945
Net assets, end of period	$11,720,048	$10,450,142	$10,053,113	$9,076,769
Accumulated undistributed net investment income (loss)	$(14,370)	$159,263	$(72,984)	$(39,542)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	53

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013
OPERATIONS:
Net investment income (loss)	$29,293	$61,476	$(9,194)	$(9,183)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	498,274	478,655	31,169	34,660
Investments, from affiliated issuers	38,144	(3,029)	6,589	(1,438)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	302,297	1,540,909	102,356	274,668
Investments, from affiliated issuers	127,339	421,781	(24,463)	40,875
Net increase in net assets resulting from operations	995,347	2,499,792	106,457	339,582
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(40,163)	(43,589)	–	–
Institutional Shares	(9,155)	(3,530)	–	–
Net realized gains on investment transactions:
Investor Shares	(400,451)	(361,177)	–	–
Institutional Shares	(60,467)	(20,573)	–	–
Total distributions paid to shareholders	(510,236)	(428,869)	–	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	754,958	695,576	102,231	488,483
Total increase in net assets	1,240,069	2,766,499	208,688	828,065
Net assets, beginning of period	10,796,040	8,029,541	1,554,958	726,893
Net assets, end of period	$12,036,109	$10,796,040	$1,763,646	$1,554,958
Accumulated undistributed net investment income (loss)	$15,201	$35,226	$(17,765)	$(8,571)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

54	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP VALUE		VALUE
	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013	Six Months Ended 3/31/2014(1)	Year Ended 9/30/2013
OPERATIONS:
Net investment income	$1,153	$12,910	$8,037	$9,925
Net realized gain (loss) on:
Investments, from unaffiliated issuers	171,864	52,159	32,631	75,032
Investments, from affiliated issuers	30,485	1,966	279	2,872
Foreign currency related transactions	– (2)	1	(43)	(54)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	41,428	392,532	74,409	70,099
Investments, from affiliated issuers	(29,116)	64,885	4,521	13,619
Foreign currency related transactions	– (2)	–	(9)	3
Net increase in net assets resulting from operations	215,814	524,453	119,825	171,496
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(5,806)	(17,878)	(7,502)	(5,169)
Institutional Shares	(1,030)	(3,395)	(2,037)	(1,901)
Net realized gains on investment transactions:
Investor Shares	(86,756)	(51,396)	(56,730)	–
Institutional Shares	(12,496)	(7,307)	(11,945)	–
Total distributions paid to shareholders	(106,088)	(79,976)	(78,214)	(7,070)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(370,754)	(335,404)	(73,905)	413,724
Total increase (decrease) in net assets	(261,028)	109,073	(32,294)	578,150
Net assets, beginning of period	2,764,143	2,655,070	1,413,630	835,480
Net assets, end of period	$2,503,115	$2,764,143	$1,381,336	$1,413,630
Accumulated undistributed net investment income (loss)	$(5,683)	$–	$3,406	$4,908

(1)	Unaudited.
(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	55

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
EMERGING MARKETS FUND
Investor Shares(5)
3/31/2014(6)	$12.32	(0.02)	0.19	0.17	(0.06)	—	(0.06)	$12.43
9/30/2013	$12.76	0.10	(0.38)	(0.28)	(0.16)	—	(0.16)	$12.32
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	$12.76
9/30/2011	$15.24	0.18	(3.94)	(3.76)	(0.10)	—	(0.10)	$11.38
9/30/2010	$13.03	0.18	2.12	2.30	(0.09)	—	(0.09)	$15.24
9/30/2009	$11.16	0.07	1.93	2.00	(0.12)	(0.01)	(0.13)	$13.03
Institutional Shares
3/31/2014(6)	$12.32	— (7)	0.20	0.20	(0.12)	—	(0.12)	$12.40
9/30/2013	$12.75	0.14	(0.37)	(0.23)	(0.20)	—	(0.20)	$12.32
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	$12.75
9/30/2011	$15.23	0.21	(3.93)	(3.72)	(0.14)	—	(0.14)	$11.37
9/30/2010	$13.02	0.17	2.15	2.32	(0.11)	—	(0.11)	$15.23
9/30/2009	$11.15	0.09	1.91	2.00	(0.12)	(0.01)	(0.13)	$13.02
GLOBAL EQUITY FUND
Investor Shares
3/31/2014(6)	$15.72	(0.07)	1.27	1.20	—	(0.75)	(0.75)	$16.17
9/30/2013	$13.05	(0.01)	3.23	3.22	(0.03)	(0.52)	(0.55)	$15.72
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	$13.05
9/30/2011	$10.23	(0.03)	(0.23)	(0.26)	(0.06)	(0.08)	(0.14)	$9.83
9/30/2010(8)	$10.00	0.03	0.20	0.23	—	—	—	$10.23
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2014(6)	$17.29	(0.03)	1.03	1.00	—	—	—	$18.29
9/30/2013	$14.27	(0.05)	3.07	3.02	—	—	—	$17.29
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	$14.27
9/30/2011	$10.99	(0.09)	0.13	0.04	—	(0.13)	(0.13)	$10.90
9/30/2010	$9.14	(0.09)	1.94	1.85	—	—	—	$10.99
9/30/2009	$9.32	(0.05)	(0.13)	(0.18)	—	—	—	$9.14

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

56	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
EMERGING MARKETS FUND
Investor Shares(5)
3/31/2014(6)	1.39%	$154,432	1.50%	1.53%	(0.29)%	20.64%
9/30/2013	(2.25)%	$199,920	1.48%	n/a	0.76%	35.89%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
9/30/2011	(24.86)%	$317,186	1.47%	n/a	1.19%	30.86%
9/30/2010	17.75%	$235,609	1.50%	1.73%	1.28%	25.89%
9/30/2009	18.64%	$50,446	1.50%	3.00%	0.70%	56.88%
Institutional Shares
3/31/2014(6)	1.58%	$404,314	1.20%	n/a	0.01%	20.64%
9/30/2013	(1.91)%	$462,471	1.18%	n/a	1.15%	35.89%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
9/30/2011	(24.67)%	$352,093	1.19%	n/a	1.41%	30.86%
9/30/2010	17.94%	$284,187	1.31%	n/a	1.25%	25.89%
9/30/2009	18.66%	$103,963	1.50%	1.81%	1.02%	56.88%
GLOBAL EQUITY FUND
Investor Shares
3/31/2014(6)	7.87%	$217,576	1.50%	1.50%	(0.88)%	42.84%
9/30/2013	25.51%	$156,091	1.50%	1.77%	(0.08)%	126.40%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
9/30/2011	(2.66)%	$10,908	1.50%	3.12%	0.28%	150.01%
9/30/2010(8)	2.30%	$10,469	1.50%	3.66%	0.69%	60.81%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2014(6)	5.78%	$684,251	1.22%	n/a	(0.36)%	24.68%
9/30/2013	21.16%	$542,242	1.28%	n/a	(0.29)%	41.76%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
9/30/2011	0.14%	$142,758	1.40%	n/a	(0.73)%	76.18%
9/30/2010	20.24%	$72,458	1.50%	1.54%	(0.91)%	79.99%
9/30/2009	(1.93)%	$45,557	1.47%	2.24%	(0.59)%	101.01%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	57

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Institutional Shares
3/31/2014(6)	$17.35	(0.01)	1.04	1.03	—	—	—	$18.38
9/30/2013	$14.29	(0.01)	3.07	3.06	—	—	—	$17.35
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	$14.29
9/30/2011(9)	$13.38	(0.02)	(2.48)	(2.50)	—	—	—	$10.88
GLOBAL SMALL CAP FUND
Investor Shares
3/31/2014(6)	$10.61	(0.04)	1.87	1.83	(0.01)	(0.02)	(0.03)	$12.41
9/30/2013(10)	$10.00	0.01	0.60	0.61	—	—	—	$10.61
GLOBAL VALUE FUND
Investor Shares
3/31/2014(6)	$14.44	0.03	1.42	1.45	(0.09)	(0.26)	(0.35)	$15.54
9/30/2013	$11.58	0.06	2.89	2.95	(0.06)	(0.03)	(0.09)	$14.44
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	$11.58
9/30/2011	$9.37	0.06	(0.07)	(0.01)	(0.08)	—	(0.08)	$9.28
9/30/2010	$8.64	0.06	0.87	0.93	(0.20)	—	(0.20)	$9.37
9/30/2009	$8.32	0.08	0.29	0.37	(0.05)	—	(0.05)	$8.64
Institutional Shares
3/31/2014(6)	$14.46	0.05	1.41	1.46	(0.11)	(0.26)	(0.37)	$15.55
9/30/2013	$11.58	0.07	2.91	2.98	(0.07)	(0.03)	(0.10)	$14.46
9/30/2012(11)	$10.75	0.01	0.82	0.83	—	—	—	$11.58
HIGH INCOME FUND
Investor Shares
3/31/2014(6)(12)	$10.00	— (7)	0.02	0.02	—	—	—	$10.02
Advisor Shares
3/31/2014(6)(12)	$10.00	— (7)	0.02	0.02	—	—	—	$10.02
INTERNATIONAL FUND
Investor Shares
3/31/2014(6)	$28.66	0.05	1.50	1.55	(0.29)	—	(0.29)	$29.92
9/30/2013	$23.54	0.31	5.08	5.39	(0.27)	—	(0.27)	$28.66
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	$23.54
9/30/2011	$20.57	0.26	(2.28)	(2.02)	(0.18)	—	(0.18)	$18.37
9/30/2010	$20.16	0.17	0.49	0.66	(0.25)	—	(0.25)	$20.57
9/30/2009	$20.34	0.23	0.48	0.71	(0.19)	(0.70)	(0.89)	$20.16

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

58	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Institutional Shares
3/31/2014(6)	5.99%	$315,646	0.98%	n/a	(0.11)%	24.68%
9/30/2013	21.41%	$211,907	1.03%	n/a	(0.05)%	41.76%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
9/30/2011(9)	(18.68)%	$12,969	1.50%	2.22%	(1.42)%	76.18%
GLOBAL SMALL CAP FUND
Investor Shares
3/31/2014(6)	17.28%	$157,218	1.50%	1.57%	(0.64)%	42.99%
9/30/2013(10)	6.10%	$39,578	1.50%	2.51%	0.37%	9.98%
GLOBAL VALUE FUND
Investor Shares
3/31/2014(6)	10.11%	$1,276,811	1.33%	n/a	0.39%	13.62%
9/30/2013	25.68%	$783,265	1.37%	n/a	0.45%	30.79%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
9/30/2011	(0.23)%	$65,666	1.50%	1.72%	0.56%	32.32%
9/30/2010	10.98%	$34,754	1.50%	1.96%	0.71%	34.52%
9/30/2009	4.65%	$28,618	1.50%	2.16%	1.11%	56.57%
Institutional Shares
3/31/2014(6)	10.20%	$475,243	1.05%	n/a	0.65%	13.62%
9/30/2013	25.98%	$361,556	1.10%	n/a	0.54%	30.79%
9/30/2012(11)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%
HIGH INCOME FUND
Investor Shares
3/31/2014(6)(12)	0.10%	$44,336	1.25%	1.61%	(0.29)%	1.78%
Advisor Shares
3/31/2014(6)(12)	0.10%	$32,259	1.25%	1.42%	(0.43)%	1.78%
INTERNATIONAL FUND
Investor Shares
3/31/2014(6)	5.43%	$12,331,632	1.18%	n/a	0.31%	24.40%
9/30/2013	23.11%	$9,829,540	1.20%	n/a	1.21%	42.00%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
9/30/2011	(9.95)%	$5,837,067	1.22%	n/a	1.18%	70.36%
9/30/2010	3.27%	$7,294,721	1.23%	n/a	0.86%	70.51%
9/30/2009	5.00%	$7,715,113	1.22%	n/a	1.47%	82.38%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	59

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Institutional Shares
3/31/2014(6)	$28.86	0.08	1.52	1.60	(0.34)	—	(0.34)	$30.12
9/30/2013	$23.70	0.38	5.10	5.48	(0.32)	—	(0.32)	$28.86
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	$23.70
9/30/2011	$20.72	0.32	(2.31)	(1.99)	(0.23)	—	(0.23)	$18.50
9/30/2010	$20.29	0.22	0.49	0.71	(0.28)	—	(0.28)	$20.72
9/30/2009	$20.51	0.28	0.46	0.74	(0.26)	(0.70)	(0.96)	$20.29
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2014(6)	$26.39	(0.12)	3.17	3.05	(0.12)	(1.61)	(1.73)	$27.71
9/30/2013	$20.75	0.05	5.82	5.87	(0.23)	—	(0.23)	$26.39
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	$20.75
9/30/2011	$18.63	0.07	(2.25)	(2.18)	(0.01)	—	(0.01)	$16.44
9/30/2010	$16.66	0.02	2.07	2.09	(0.12)	—	(0.12)	$18.63
9/30/2009	$14.28	0.12	2.62	2.74	(0.16)	(0.20)	(0.36)	$16.66
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2014(6)	$37.01	0.02	2.59	2.61	(0.63)	(2.15)	(2.78)	$36.84
9/30/2013	$28.72	0.28	8.44	8.72	(0.29)	(0.14)	(0.43)	$37.01
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	$28.72
9/30/2011	$24.74	0.30	(1.25)	(0.95)	(0.35)	—	(0.35)	$23.44
9/30/2010	$22.83	0.31	2.02	2.33	(0.42)	—	(0.42)	$24.74
9/30/2009	$21.20	0.17	1.67	1.84	(0.21)	—	(0.21)	$22.83
Institutional Shares
3/31/2014(6)	$37.12	0.06	2.60	2.66	(0.67)	(2.15)	(2.82)	$36.96
9/30/2013	$28.80	0.34	8.46	8.80	(0.34)	(0.14)	(0.48)	$37.12
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	$28.80
9/30/2011	$24.76	0.35	(1.24)	(0.89)	(0.40)	—	(0.40)	$23.47
9/30/2010	$22.83	0.36	2.02	2.38	(0.45)	—	(0.45)	$24.76
9/30/2009	$21.22	0.21	1.66	1.87	(0.26)	—	(0.26)	$22.83

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

60	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Institutional Shares
3/31/2014(6)	5.58%	$4,030,273	0.97%	n/a	0.51%	24.40%
9/30/2013	23.35%	$3,591,684	0.97%	n/a	1.43%	42.00%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
9/30/2011	(9.76)%	$1,989,341	0.99%	n/a	1.42%	70.36%
9/30/2010	3.54%	$2,353,948	0.98%	n/a	1.10%	70.51%
9/30/2009	5.25%	$2,912,742	0.99%	n/a	1.76%	82.38%
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2014(6)	12.14%	$1,269,705	1.50%	n/a	(0.92)%	28.53%
9/30/2013	28.50%	$996,150	1.51%	n/a	0.19%	59.47%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
9/30/2011	(11.70)%	$554,726	1.50%	n/a	0.35%	44.76%
9/30/2010	12.60%	$797,393	1.50%	n/a	0.14%	73.90%
9/30/2009	20.59%	$695,803	1.50%	n/a	0.99%	58.42%
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2014(6)	7.32%	$9,103,599	1.16%	n/a	0.13%	12.85%
9/30/2013	30.71%	$8,158,057	1.16%	n/a	0.85%	32.99%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
9/30/2011	(4.01)%	$3,232,649	1.18%	n/a	1.10%	30.90%
9/30/2010	10.39%	$2,688,156	1.21%	n/a	1.34%	21.02%
9/30/2009	8.95%	$1,739,545	1.25%	n/a	0.95%	55.49%
Institutional Shares
3/31/2014(6)	7.45%	$2,616,449	0.97%	n/a	0.33%	12.85%
9/30/2013	30.92%	$2,292,085	0.97%	n/a	1.03%	32.99%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
9/30/2011	(3.84)%	$1,042,833	0.99%	n/a	1.30%	30.90%
9/30/2010	10.66%	$649,558	1.01%	n/a	1.57%	21.02%
9/30/2009	9.14%	$280,201	1.04%	n/a	1.17%	55.49%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	61

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Investor Shares
3/31/2014(6)	$48.69	(0.19)	4.10	3.91	—	(3.80)	(3.80)	$48.80
9/30/2013	$38.80	(0.26)	11.97	11.71	—	(1.82)	(1.82)	$48.69
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	$38.80
9/30/2011	$29.55	(0.26)	1.85	1.59	—	—	—	$31.14
9/30/2010	$24.28	(0.20)	5.47	5.27	—	—	—	$29.55
9/30/2009	$24.08	(0.11)	0.59	0.48	—	(0.28)	(0.28)	$24.28
Institutional Shares
3/31/2014(6)	$50.75	(0.14)	4.29	4.15	—	(3.80)	(3.80)	$51.10
9/30/2013	$40.27	(0.17)	12.47	12.30	—	(1.82)	(1.82)	$50.75
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	$40.27
9/30/2011	$30.50	(0.16)	1.89	1.73	—	—	—	$32.23
9/30/2010	$25.00	(0.14)	5.64	5.50	—	—	—	$30.50
9/30/2009	$24.71	(0.06)	0.63	0.57	—	(0.28)	(0.28)	$25.00
MID CAP VALUE FUND
Investor Shares
3/31/2014(6)	$26.34	0.06	2.28	2.34	(0.11)	(1.09)	(1.20)	$27.48
9/30/2013	$21.12	0.15	6.22	6.37	(0.12)	(1.03)	(1.15)	$26.34
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	(1.62)	$21.12
9/30/2011	$18.86	0.14	0.36	0.50	(0.16)	(0.32)	(0.48)	$18.88
9/30/2010	$16.85	0.11	1.97	2.08	(0.07)	—	(0.07)	$18.86
9/30/2009	$17.01	0.08	(0.10)	(0.02)	(0.02)	(0.12)	(0.14)	$16.85
Institutional Shares
3/31/2014(6)	$26.38	0.10	2.28	2.38	(0.17)	(1.09)	(1.26)	$27.50
9/30/2013	$21.15	0.21	6.23	6.44	(0.18)	(1.03)	(1.21)	$26.38
9/30/2012(13)	$20.93	0.21	0.01	0.22	—	—	—	$21.15

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

62	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
MID CAP FUND
Investor Shares
3/31/2014(6)	8.55%	$5,851,745	1.21%	n/a	(0.80)%	23.90%
9/30/2013	31.53%	$5,525,387	1.22%	n/a	(0.64)%	43.72%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
9/30/2011	5.38%	$4,500,786	1.24%	n/a	(0.75)%	62.87%
9/30/2010	21.71%	$4,375,235	1.23%	n/a	(0.77)%	63.46%
9/30/2009	2.47%	$3,688,552	1.23%	n/a	(0.57)%	68.39%
Institutional Shares
3/31/2014(6)	8.68%	$4,201,368	0.95%	n/a	(0.54)%	23.90%
9/30/2013	31.89%	$3,551,382	0.96%	n/a	(0.39)%	43.72%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
9/30/2011	5.67%	$509,970	0.96%	n/a	(0.47)%	62.87%
9/30/2010	22.00%	$502,446	0.96%	n/a	(0.51)%	63.46%
9/30/2009	2.77%	$454,514	0.97%	n/a	(0.32)%	68.39%
MID CAP VALUE FUND
Investor Shares
3/31/2014(6)	9.09%	$10,346,680	1.19%	n/a	0.47%	15.86%
9/30/2013	31.64%	$9,429,674	1.20%	n/a	0.65%	25.73%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
9/30/2011	2.51%	$6,200,464	1.20%	n/a	0.68%	31.85%
9/30/2010	12.35%	$5,739,627	1.21%	n/a	0.60%	37.71%
9/30/2009	0.21%	$4,627,956	1.21%	n/a	0.62%	53.84%
Institutional Shares
3/31/2014(6)	9.22%	$1,689,429	0.95%	n/a	0.74%	15.86%
9/30/2013	31.97%	$1,366,366	0.98%	n/a	0.86%	25.73%
9/30/2012(13)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	63

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
3/31/2014(6)	$27.65	(0.16)	2.09	1.93	—	—	—	—	$29.58
9/30/2013	$20.90	(0.20)	6.95	6.75	—	—	—	—	$27.65
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	—	$20.90
9/30/2011	$14.40	(0.13)	1.74	1.61	—	—	—	—	$16.01
9/30/2010	$12.88	(0.09)	1.61	1.52	—	—	—	—	$14.40
9/30/2009	$13.13	(0.05)	(0.18)	(0.23)	—	—	(0.02)	(0.02)	$12.88
Institutional Shares
3/31/2014(6)	$27.70	(0.13)	2.09	1.96	—	—	—	—	$29.66
9/30/2013	$20.89	(0.17)	6.98	6.81	—	—	—	—	$27.70
9/30/2012(14)	$19.62	(0.18)	1.45	1.27	—	—	—	—	$20.89
SMALL CAP VALUE FUND
Investor Shares
3/31/2014(6)	$18.06	0.01	1.43	1.44	(0.04)	(0.66)	—	(0.70)	$18.80
9/30/2013	$15.24	0.08	3.23	3.31	(0.13)	(0.36)	—	(0.49)	$18.06
9/30/2012	$14.30	0.05	2.25	2.30	(0.01)	(1.35)	—	(1.36)	$15.24
9/30/2011	$14.85	0.01	(0.54)	(0.53)	(0.02)	—	—	(0.02)	$14.30
9/30/2010	$13.56	0.02	1.29	1.31	(0.02)	—	—	(0.02)	$14.85
9/30/2009	$13.93	0.02	(0.07)	(0.05)	—	(0.32)	—	(0.32)	$13.56
Institutional Shares
3/31/2014(6)	$18.08	0.03	1.43	1.46	(0.05)	(0.66)	—	(0.71)	$18.83
9/30/2013	$15.26	0.11	3.24	3.35	(0.17)	(0.36)	—	(0.53)	$18.08
9/30/2012(13)	$16.16	0.06	(0.96)	(0.90)	—	—	—	—	$15.26
VALUE FUND
Investor Shares
3/31/2014(6)	$13.38	0.07	1.10	1.17	(0.09)	(0.65)	—	(0.74)	$13.81
9/30/2013	$11.32	0.12	2.02	2.14	(0.08)	—	—	(0.08)	$13.38
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	—	(0.08)	$11.32
9/30/2011	$8.91	0.09	0.19	0.28	(0.08)	—	—	(0.08)	$9.11
9/30/2010	$8.12	0.07	0.76	0.83	(0.04)	—	—	(0.04)	$8.91
9/30/2009	$8.58	0.06	(0.44)	(0.38)	(0.08)	—	—	(0.08)	$8.12

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

64	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
3/31/2014(6)	6.98%	$1,517,375	1.21%	n/a	(1.11)%	19.76%
9/30/2013	32.30%	$1,330,188	1.25%	n/a	(0.88)%	42.43%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
9/30/2011	11.18%	$326,700	1.29%	n/a	(0.73)%	80.26%
9/30/2010	11.80%	$322,730	1.31%	n/a	(0.67)%	62.67%
9/30/2009	(1.73)%	$436,996	1.26%	n/a	(0.47)%	80.51%
Institutional Shares
3/31/2014(6)	7.08%	$246,271	1.00%	n/a	(0.90)%	19.76%
9/30/2013	32.60%	$224,770	1.06%	n/a	(0.74)%	42.43%
9/30/2012(14)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%
SMALL CAP VALUE FUND
Investor Shares
3/31/2014(6)	8.07%	$2,183,735	1.22%	n/a	0.05%	16.10%
9/30/2013	22.24%	$2,421,658	1.24%	n/a	0.46%	26.66%
9/30/2012	16.54%	$2,348,847	1.22%	n/a	0.31%	28.17%
9/30/2011	(3.61)%	$2,607,263	1.20%	n/a	0.06%	47.45%
9/30/2010	9.64%	$2,690,416	1.22%	n/a	0.11%	37.14%
9/30/2009	0.46%	$2,156,495	1.22%	n/a	0.20%	63.05%
Institutional Shares
3/31/2014(6)	8.18%	$319,380	0.99%	n/a	0.28%	16.10%
9/30/2013	22.54%	$342,485	1.00%	n/a	0.70%	26.66%
9/30/2012(13)	(5.57)%	$306,223	1.00%	n/a	0.56%	28.17%
VALUE FUND
Investor Shares
3/31/2014(6)	8.91%	$1,120,472	1.02%	n/a	1.11%	25.62%
9/30/2013	18.97%	$1,164,460	1.04%	n/a	0.94%	57.90%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
9/30/2011	3.10%	$408,647	1.10%	n/a	0.95%	78.36%
9/30/2010	10.19%	$266,373	1.27%	n/a	0.86%	70.69%
9/30/2009	(4.10)%	$181,110	1.32%	n/a	0.84%	85.44%

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	65

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Institutional Shares
3/31/2014(6)	$13.42	0.09	1.09	1.18	(0.11)	(0.65)	(0.76)	$13.84
9/30/2013	$11.35	0.15	2.03	2.18	(0.11)	—	(0.11)	$13.42
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	$11.35
9/30/2011(9)	$10.60	0.02	(1.50)	(1.48)	—	—	—	$9.12

Footnotes are presented on Page 67.

The accompanying notes are an integral part of the financial statements.

66	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(2)
VALUE FUND
Institutional Shares
3/31/2014(6)	9.01%	$260,864	0.75%	n/a	1.40%	25.62%
9/30/2013	19.43%	$249,170	0.76%	n/a	1.21%	57.90%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%
9/30/2011(9)	(13.96)%	$53,515	1.09%	n/a	1.02%	78.36%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	The ratios exclude expenses waived or paid by Artisan Partners Limited Partnership. For the period ending September 30, 2009, also excludes expenses waived by the board of directors.
(5)	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(6)	Unaudited. For the six months ended March 31, 2014.
(7)	Amount is between $0.005 and $(0.005) per share.
(8)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.
(9)	For the period from commencement of operations (July 26, 2011) through September 30, 2011.
(10)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(11)	For the period from commencement of operations (July 17, 2012) through September 30, 2012.
(12)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.
(13)	For the period from commencement of operations (February 1, 2012) through September 30, 2012.
(14)	For the period from commencement of operations (May 7, 2012) through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	67

ARTISAN FUNDS

Notes to Financial Statements – March 31, 2014 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Funds is a series company comprised of fourteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date		Institutional Shares Inception Date	Advisor Shares Inception Date
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	June 2, 2008	*	June 26, 2006	N/A
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010		N/A	N/A
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008		July 26, 2011	N/A
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)	June 25, 2013		N/A	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007		July 17, 2012	N/A
Artisan High Income Fund (“High Income Fund” or “High Income”)	March 19, 2014		N/A	March 19, 2014
Artisan International Fund (“International Fund” or “International”)	December 28, 1995		July 1, 1997	N/A
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001		N/A	N/A
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002		October 1, 2006	N/A
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997		July 1, 2000	N/A
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001		February 1, 2012	N/A
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995		May 7, 2012	N/A
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997		February 1, 2012	N/A
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006		July 26, 2011	N/A

*	Effective February 14, 2014, Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.

The investment objective of each Fund (except High Income Fund) is to seek long-term capital growth. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Institutional Shares and Advisor Shares, as applicable, since the inception dates listed above. Institutional Shares are sold to investors meeting certain minimum investment requirements. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored fee-based programs and other investors that meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class.

68	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Each fixed income security was valued based on evaluations provided by the Funds’ pricing vendors, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to securities with similar characteristics and/or discounted cash flow models that might be applicable. Securities that cannot be priced by the Funds’ pricing vendors may be valued using quotes from dealers that make markets in the securities or pricing models as approved by Artisan Funds’ valuation committee (the “valuation committee”) under procedures established by and under general supervision of Artisan Funds’ board of directors (the “board of directors”).

Securities for which prices were not available were valued by the valuation committee at a fair value determined in good faith under procedures established by and under the

Artisan Funds	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

general supervision of the Artisan Funds’ board of directors. A price was considered to be not available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price that resulted from the Funds’ valuation procedures did not reflect a fair value of the security, or the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including for equity securities the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

(b)	Risks – The value of equity securities held by a Fund may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and

70	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities held by a Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for a Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is limited public information available regarding loan investments, High Income Fund is particularly dependent on the analytical abilities of the Adviser. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which High Income Fund may invest may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they will not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale.

Artisan Funds	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

See the Funds’ prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2013) and have concluded that, as of March 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

As of and during the period ended March 31, 2014, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2014, the Funds did not incur any interest or penalties.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)	Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses

72	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2014, Emerging Markets, Global Opportunities, Global Value, High Income and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(g)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)

Equity-linked participation certificates – Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no

Artisan Funds	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – In the normal course of business, the Funds may enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will hold liquid investments in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, High Income Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing

74	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and equity securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures.

Artisan Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant market movement are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2014 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$36,426	$-	$-	$36,426
Emerging Asia	300,293	18,276	245	318,814
Europe, Middle East & Africa	87,664	-	-	87,664
Latin America	89,872	-	-	89,872
Preferred Stocks(1)
Emerging Asia	11,938	-	-	11,938
Latin America	4,543	-	-	4,543
Convertible Debentures(1)
Latin America	1	-	-	1
Repurchase Agreement	-	4,218	-	4,218
Total Investments	530,737	22,494	245	553,476
Foreign Currency Forward Contracts(2)	-	(5)	-	(5)
Total	$530,737	$22,489	$245	$553,471

76	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity
Common Stocks(1)
Americas	$96,652	$-	$-	$96,652
Emerging Markets	35,990	5,234	2,484	43,708
Europe	53,364	-	-	53,364
Pacific Basin	14,363	-	-	14,363
Equity-Linked Securities(1)
Emerging Markets	-	7,372	-	7,372
Repurchase Agreement	-	11,297	-	11,297
Total Investments	$200,369	$23,903	$2,484	$226,756
Global Opportunities
Common Stocks(1)
Americas	$531,342	$-	$-	$531,342
Emerging Markets	123,073	-	-	123,073
Europe	191,855	-	-	191,855
Pacific Basin	91,843	-	-	91,843
Repurchase Agreement	-	53,228	-	53,228
Total Investments	938,113	53,228	-	991,341
Foreign Currency Forward Contracts(2)	-	199	-	199
Total	$938,113	$53,427	$-	$991,540
Global Small Cap
Common Stocks(1)
Americas	$23,084	$-	$-	$23,084
Emerging Markets	27,560	5,863	2,016	35,439
Europe	60,334	-	-	60,334
Pacific Basin	22,620	-	-	22,620
Equity-Linked Securities(1)
Emerging Markets	-	8,148	-	8,148
Repurchase Agreement	-	10,176	-	10,176
Total Investments	$133,598	$24,187	$2,016	$159,801
Global Value
Common Stocks(1)
Americas	$915,469	$-	$-	$915,469
Emerging Markets	58,135	-	-	58,135
Europe	518,754	-	-	518,754
Pacific Basin	36,295	-	-	36,295
Repurchase Agreement	-	216,853	-	216,853
Total Investments	1,528,653	216,853	-	1,745,506
Foreign Currency Forward Contracts(2)	-	218	-	218
Total	$1,528,653	$217,071	$-	$1,745,724

Artisan Funds	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
High Income
Corporate Bonds(1)	$-	$32,602	$-	$32,602
Bank Loans(1)	-	23,734	-	23,734
Repurchase Agreement	-	48,429	-	48,429
Total Investments	-	104,765	-	104,765
Foreign Currency Forward Contracts(2)	-	(5)	-	(5)
Total	$-	$104,760	$-	$104,760
International
Common Stocks(1)
Americas	$999,522	$-	$-	$999,522
Emerging Markets	1,832,071	106,390	-	1,938,461
Europe	9,624,923	-	-	9,624,923
Pacific Basin	3,237,061	-	-	3,237,061
Equity-Linked Securities(1)
Europe	-	107,784	-	107,784
Preferred Stocks(1)
Europe	224,181	-	-	224,181
Repurchase Agreement	-	213,648	-	213,648
Total Investments	$15,917,758	$427,822	$-	$16,345,580
International Small Cap
Common Stocks(1)
Americas	$58,474	$-	$-	$58,474
Emerging Markets	304,406	70,930	11,343	386,679
Europe	593,662	-	-	593,662
Pacific Basin	128,504	-	-	128,504
Repurchase Agreement	-	93,874	-	93,874
Total Investments	$1,085,046	$164,804	$11,343	$1,261,193
International Value
Common Stocks(1)
Americas	$2,424,989	$-	$-	$2,424,989
Emerging Markets	744,709	-	-	744,709
Europe	6,096,586	-	-	6,096,586
Pacific Basin	826,306	-	-	826,306
Preferred Stocks(1)
Emerging Markets	35,741	-	-	35,741
Repurchase Agreement	-	1,552,223	-	1,552,223
Total Investments	10,128,331	1,552,223	-	11,680,554
Foreign Currency Forward Contracts(2)	-	4,482	-	4,482
Total	$10,128,331	$1,556,705	$-	$11,685,036

78	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap
Common Stocks(1)	$9,638,622	$-	$-	$9,638,622
Repurchase Agreement	-	429,372	-	429,372
Total Investments	$9,638,622	$429,372	$-	$10,067,994
Mid Cap Value
Common Stocks(1)	$10,999,321	$-	$-	$10,999,321
Repurchase Agreement	-	1,028,949	-	1,028,949
Total Investments	$10,999,321	$1,028,949	$-	$12,028,270
Small Cap
Common Stocks(1)	$1,681,486	$-	$-	$1,681,486
Repurchase Agreement	-	69,353	-	69,353
Total Investments	$1,681,486	$69,353	$-	$1,750,839
Small Cap Value
Common Stocks(1)	$2,342,196	$-	$-	$2,342,196
Repurchase Agreement	-	344,549	-	344,549
Total Investments	$2,342,196	$344,549	$-	$2,686,745
Value
Common Stocks(1)	$1,190,187	$-	$-	$1,190,187
Preferred Stocks(1)	76,109	-	-	76,109
Repurchase Agreement	-	106,070	-	106,070
Total Investments	$1,266,296	$106,070	$-	$1,372,366

(1) See the Fund’s Schedule of Investments for sector, industry or country classifications.
(2) Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At March 31, 2014, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of March 31, 2014 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$-	$17,797
Global Equity	-	5,234
Global Small Cap	-	5,863
International		106,390
International Small Cap	-	61,652

At September 30, 2013, two equity securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of March 31, 2014, those securities were still held by the Fund and continue to be classified as Level 3 due to trading halts. Fair market values were determined in good faith by the valuation committee using various inputs,

Artisan Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

including unobservable inputs of discounts for illiquidity and uncertainty of 90%. At March 31, 2014, one security held by Global Equity Fund, Global Small Cap Fund and International Small Cap Fund was classified as Level 3 due to a halt in trading. Fair market value was determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 10%. Increasing or decreasing the discounts for illiquidity and uncertainty would decrease or increase the calculated fair market value for these prices, respectively. As of March 31, 2014, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	Global Equity Fund(2)
Balance as of September 30, 2013	$288	-
Transfers into Level 3	-	2,484
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2014	(43)	-
Purchases	-	-
Sales	-	-
Realized Gain/Loss	-	-
Transfers out of Level 3	-	-

Balance as of March 31, 2014	$245	2,484

	Global Small Cap Fund(2)	International Small Cap Fund(2)
Balance as of September 30, 2013	$-	-
Transfers into Level 3	2,016	11,343
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2014	-	-
Purchases	-	-
Sales	-	-
Realized Gain/Loss	-	-
Transfers out of Level 3	-	-

Balance as of March 31, 2014	$2,016	11,343

(1) Both Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.

(2) The Level 3 security in Global Equity Fund, Global Small Cap Fund and International Small Cap Fund was an equity security with a regional classification of Emerging Asia and transferred from Level 1.

(4)	Offsetting:

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

80	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands):

Repurchase agreements
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Counterparty	Gross Asset Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than 0)
Emerging Markets	State Street Bank and Trust Company	$4,218	$-	$(4,218)	$-
Global Equity	State Street Bank and Trust Company	11,297	-	(11,297)	-
Global Opportunities	State Street Bank and Trust Company	53,228	-	(53,228)	-
Global Small Cap	State Street Bank and Trust Company	10,176	-	(10,176)	-
Global Value	State Street Bank and Trust Company	216,853	-	(216,853)	-
High Income	State Street Bank and Trust Company	48,429		(48,429)
International	State Street Bank and Trust Company	213,648	-	(213,648)	-
International Small Cap	State Street Bank and Trust Company	93,874	-	(93,874)	-
International Value	State Street Bank and Trust Company	1,552,223	-	(1,552,223)	-
Mid Cap	State Street Bank and Trust Company	429,372	-	(429,372)	-
Mid Cap Value	State Street Bank and Trust Company	1,028,949	-	(1,028,949)	-
Small Cap	State Street Bank and Trust Company	69,353	-	(69,353)	-
Small Cap Value	State Street Bank and Trust Company	344,549	-	(344,549)	-
Value	State Street Bank and Trust Company	106,070	-	(106,070)	-

(1)

Repurchase agreements are classified as short-term investments in the Statements of Assets and Liabilities. The market value of the collateral received is greater than the amounts indicated in the table. For further information, see Note 2 (f) and the Schedules of Investments.

Foreign currency forward contracts
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Counterparty	Gross Asset Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than 0)
Global Opportunities	State Street Bank and Trust Company	$199	$-	$-	$199
Global Value	State Street Bank and Trust Company	252	(34)	-	218
International Value	State Street Bank and Trust Company	4,482	-	-	4,482
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Counterparty	Gross Liability Amounts Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than 0)
Emerging Markets	State Street Bank and Trust Company	$ 5	$-	$-	$5
Global Value	State Street Bank and Trust Company	34	(34)	-	-
High Income	State Street Bank and Trust Company	5	-	-	5

Artisan Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares and Advisor Shares, as applicable, on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2014 up to 0.40% annually for Investor Shares and 0.15% annually for Advisor Shares) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the sixth months ended March 31, 2014 (in thousands):

	Six Months Ended 3/31/2014
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Emerging Markets - Investor Shares(1)	$30	$255	$285
Emerging Markets - Institutional Shares	10	-	10
Global Equity Fund - Investor Shares	33	242	275
Global Opportunities - Institutional Shares	9	-	9
Global Small Cap Fund - Investor Shares	29	72	101
Global Value - Institutional Shares	10	-	10
High Income - Investor Shares(2)	2	3	5
High Income - Advisor Shares(2)	2	1	3
International - Investor Shares	397	11,313	11,710
International - Institutional Shares	13	-	13
International Small Cap Fund - Investor Shares	44	1,003	1,047
International Value - Institutional Shares	11	-	11
Mid Cap - Investor Shares	66	7,206	7,272
Mid Cap - Institutional Shares	15	-	15
Mid Cap Value - Investor Shares	225	11,236	11,461
Mid Cap Value - Institutional Shares	12	-	12
Small Cap - Investor Shares	60	1,512	1,572
Small Cap - Institutional Shares	10	-	10

82	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2014
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Small Cap Value - Investor Shares	$43	$2,934	$2,977
Small Cap Value - Institutional Shares	10	-	10
Value - Investor Shares	39	1,486	1,525
Value - Institutional Shares	10	-	10

(1) Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(2) For the period from commencement of operations (March 19, 2014) through March 31, 2014.

(6)	Commission recapture:

Each Fund except High Income Fund has the ability to direct transactions in equity securities to various brokers that have agreed to rebate a portion of the commissions generated. During the period, such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2014 as follows (in thousands):

Emerging Markets	$1
Global Equity	-	(1)
Global Opportunities	12
Global Small Cap	-
Global Value	2
International	26
International Small Cap	8
International Value	13
Mid Cap	85
Mid Cap Value	91
Small Cap	21
Small Cap Value	63
Value	18

(1) Amount rounds to less than $1

(7)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2014 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Emerging Markets	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(5)
Global Opportunities	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$199
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$252
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(34)
High Income	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(5)
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$4,482

Artisan Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2014 was as follows (in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$898
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$950
High Income	Foreign currency forward contracts	Net realized loss on foreign currency related transactions	$(3	)(1)
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$3,537

(1)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Emerging Markets	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(5)
Global Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$220
Global Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$203
High Income	Foreign currency forward contracts	Net decrease in unrealized appreciation or depreciation on foreign currency related transactions	$(5	)(1)
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$4,500

(1)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)		Contracts Open at March 31, 2014
Emerging Markets	-	1		1
Global Opportunities	2	2		2
Global Value	4	5		5
High Income	-	1	(2)	1	(2)
International Value	4	3		3

(1)	During the period ended March 31, 2014.
(2)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.

84	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(8)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds are affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund pays a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.000%

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

Artisan Funds	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

For each of Emerging Markets Fund, Global Equity Fund, Global Small Cap Fund and High Income Fund, the Adviser has contractually agreed to reimburse the Funds for their management fees and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of average daily net assets for Emerging Markets Fund, Global Equity Fund and Global Small Cap Fund and 1.25% of average daily net assets for High Income Fund. The contracts for Emerging Markets Fund, Global Equity Fund and Global Small Cap Fund continue through February 1, 2015 and the contract for High Income Fund continues through April 1, 2015, at which times the Adviser will determine whether to renew, revise or discontinue the contracts. For the period ended March 31, 2014, the Adviser waived management fees of approximately $25,000, $4,000, $25,000 and $5,000 for Emerging Markets Fund, Global Equity Fund, Global Small Cap Fund and High Income Fund, respectively. For the period ended March 31, 2014, no operating expenses were reimbursed by the Adviser. The Funds had no receivable from or payables to the Adviser as of March 31, 2014.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds. Effective January 1, 2014, the compensation paid to the

86	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

directors of Artisan Funds who are not affiliated persons of the Adviser for their services as such is based on an annual fee of $250,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Funds. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the independent chair of the audit committee receives an additional $45,000 annually, payable quarterly and the independent chair of the governance and nominating committee receives an additional $30,000 annually, payable quarterly. (Prior to January 1, 2014, each director who was not an affiliated person of Artisan Partners received an annual retainer of $210,000, the independent chair of the board of directors received $60,000 annually, and the independent chair of the audit and governance and nominating committees received an additional $30,000 annually.) These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Funds as selected by the individual directors. Each Fund would purchase shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of March 31, 2014, no directors were participating in the deferred compensation plan.

Shares of Artisan Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(9)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2014, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of the current Federal Funds or overnight LIBOR rates plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2014, there were no borrowings under the line of credit for any of the Funds, except for Emerging Markets Fund and Global Equity Fund, which had maximum borrowings of approximately $10,247,000 and $3,366,000, respectively.

Artisan Funds	87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(10)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the period ended March 31, 2014 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$126,504	$228,199
Global Equity	125,776	76,674
Global Opportunities	371,043	204,928
Global Small Cap	132,974	33,437
Global Value	558,740	176,206
High Income(1)	57,201	1,004
International	5,888,665	3,536,366
International Small Cap	393,384	312,647
International Value	1,560,249	1,247,449
Mid Cap	2,429,363	2,212,697
Mid Cap Value	1,670,506	1,673,871
Small Cap	410,215	322,000
Small Cap Value	405,860	812,885
Value	328,907	451,203

(1)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.

(11)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended March 31, 2014 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act ) during the period ended March 31, 2014.

		As of 9/30/13			Net Realized Gain (Loss)		As of 3/31/14
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Global Equity
	China Oil & Gas Group Ltd.†	19,638,000	$3,361	$158	$(34)	$-	38,818,000	$6,606
	Total#		$3,361	$158	$(34)	$-		$6,606
Global Opportunities
	IHS, Inc., Class A†	268,357	$19,271	$-	$-	$-	433,484	$52,668
	Total#		$19,271	$-	$-	$-		$52,668

88	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/13			Net Realized Gain (Loss)		As of 3/31/14
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
	Global Small Cap
	Carpetright plc§†	-	$4,982	$-	$-	$-	522,425	$5,248
	China Oil & Gas Group Ltd.†	9,480,000	3,842	-	-	-	32,060,000	5,456
	Oldtown Bhd†	1,071,400	1,571	-	-	42	3,976,475	2,411
	Total#		$10,395	$-	$-	$42		$7,867
	Global Value
	Arch Capital Group Ltd.	645,320	$13,970	$-	$-	$-	891,469	$51,295
	Total#		$13,970	$-	$-	$-		$51,295
	International
	NGK Insulators Ltd.†	13,578,677	$88,812	$-	$-	$1,957	18,509,677	$385,562
	Total#		$88,812	$-	$-	$1,957		$385,562
	International Small Cap
	China Oil & Gas Group Ltd.†	67,060,000	$21,266	$-	$-	$-	190,560,000	$32,430
	Oldtown Bhd†	12,755,200	5,193	-	-	339	24,158,825	14,648
	Total#		$26,459	$-	$-	$339		$47,078
	International Value
	Alent plc	17,387,295	$5,443	$-	$-	$-	18,399,152	$97,237
	Arch Capital Group Ltd.	5,768,633	16,111	-	-	-	6,059,563	348,667
	Carpetright plc§†	2,764,443	18,983	40,626	4,033	-	493,381	4,956
	Panalpina Welttransport Holding AG	1,669,654	14,458	18,909	4,483	-	1,603,470	246,311
	QinetiQ Group plc§	55,999,571	5,169	65,308	34,198	581	26,225,793	98,769
	Stanley Electric Co., Ltd.	9,759,300	25,221	-	-	1,516	10,877,700	241,446
	Vesuvius plc	18,827,331	8,223	-	-	-	19,900,797	144,488
	Total#		$93,608	$124,843	$42,714	$2,097		$1,078,149
	Mid Cap
	athenahealth, Inc.§	1,482,981	$34,641	$45,197	$28,300	$-	1,289,200	$206,582
	Cepheid, Inc.	3,719,402	8,367	3,159	1,197	-	3,794,605	195,726
	CommVault Systems, Inc.†	597,441	87,446	3,364	42	-	1,695,025	110,092
	FLIR Systems, Inc.	3,598,959	3,523	33,767	2,911	460	2,455,614	88,402
	IHS, Inc., Class A†	2,739,717	102,615	4,873	3,733	-	3,542,989	430,473
	IPG Photonics Corp.§	2,228,158	5,672	28,931	3,132	-	1,874,190	133,218
	Isis Pharmaceuticals, Inc.§	4,726,216	8,061	34,641	16,733	-	3,863,922	166,960
	Total#		$250,325	$153,932	$56,048	$460		$824,693

Artisan Funds	89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/13			Net Realized Gain (Loss)		As of 3/31/14
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Mid Cap Value
	Arch Capital Group Ltd.	3,963,486	$6,362	$-	$-	$-	4,071,498	$234,274
	Arrow Electronics, Inc.	5,482,961	8,088	-	-	-	5,632,407	334,340
	Avnet, Inc.	7,204,079	8,453	-	-	2,204	7,400,428	344,342
	FLIR Systems, Inc.	8,224,522	6,664	-	-	1,585	8,448,611	304,150
	Hatteras Financial Corp.	7,493,455	3,521	-	-	7,645	7,703,517	145,211
	Ingram Micro, Inc., Class A§	9,307,460	1,406	43,468	21,006	-	6,995,032	206,773
	Lexmark International, Inc., Class A	3,344,312	2,823	-	-	2,040	3,422,382	158,422
	McDermott International, Inc.	13,830,400	3,236	-	-	-	14,207,306	111,101
	NeuStar, Inc., Class A†	-	180,622	-	-	-	3,746,892	121,811
	Patterson-UTI Energy, Inc.	8,617,874	5,938	27,781	11,230	1,257	7,543,192	238,968
	Ryder System, Inc.§	1,770,323	3,421	17,339	5,908	1,220	1,520,952	121,555
	Total#		$230,534	$88,588	$38,144	$15,951		$1,992,619
Small Cap
	athenahealth, Inc.§	361,200	$11,568	$9,310	$2,765	$-	376,379	$60,311
	Cepheid, Inc.	1,071,300	3,437	788	(34)	-	1,127,650	58,164
	CommVault Systems, Inc.†	661,400	3,238	791	(206)	-	697,614	45,310
	IPG Photonics Corp.§	426,300	1,425	4,460	474	-	378,980	26,938
	Isis Pharmaceuticals, Inc.§	1,326,300	3,212	6,977	3,632	-	1,197,502	51,744
	Ultratech, Inc.	356,600	1,861	199	(42)	-	421,633	12,307
	Total#		$24,741	$22,525	$6,589	$-		$115,781
Small Cap Value
	ADTRAN, Inc.§	2,877,150	$2,103	$17,720	$(816)	$522	2,308,463	$56,350
	Arrow Electronics, Inc.	961,450	949	1,756	1,218	-	925,432	54,934
	CRA International, Inc.	602,200	116	1,397	(129)	-	547,422	12,027
	EarthLink Holdings Corp.	5,406,400	1,170	2,736	(1,295)	547	5,314,842	19,187
	Hatteras Financial Corp.	1,706,900	1,121	2,881	(1,077)	1,707	1,670,097	31,481
	Hawaiian Holdings, Inc.§	2,625,450	109	14,450	15,123	-	-	-
	Lexmark International, Inc., Class A	587,350	664	4,305	4,519	294	377,753	17,486
	McDermott International, Inc.†	-	4,783	645	162	-	536,120	4,192
	Nanometrics, Inc.	1,286,750	443	910	142	-	1,255,041	22,553
	Orion Marine Group, Inc.§	1,371,750	438	1,567	(154)	-	1,284,148	16,142
	PICO Holdings, Inc.§	1,150,450	1,068	1,959	(330)	-	1,127,346	29,300
	Ryder System, Inc.§	1,286,750	2,220	14,611	13,357	878	956,730	76,462
	Ultratech, Inc.	1,651,500	7,151	3,130	(235)	-	1,826,018	53,302
	Total#		$22,335	$68,067	$30,485	$3,948		$215,162

90	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/13			Net Realized Gain (Loss)		As of 3/31/14
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Value
	Arch Capital Group Ltd.	510,519	$854	$3,695	$189	$-	457,239	$26,310
	Avnet, Inc.	714,180	896	3,926	90	202	639,640	29,763
	Total#		$1,750	$7,621	$279	$202		$56,073

@	Net of foreign taxes withheld, if any.
#	Total value as of March 31, 2014 is presented for only those issuers that were affiliates as of March 31, 2014.
§	Issuer was no longer an affiliate as of March 31, 2014.
†	Issuer was not an affiliate as of September 30, 2013.

(12)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2014 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$558,862	$86,499	$(91,885)	$(5,386)
Global Equity	207,063	26,848	(7,155)	19,693
Global Opportunities	814,939	186,272	(9,870)	176,402
Global Small Cap	149,161	13,551	(2,911)	10,640
Global Value	1,509,328	248,384	(12,206)	236,178
High Income	104,634	205	(74)	131
International	12,919,528	3,483,000	(56,948)	3,426,052
International Small Cap	897,219	389,884	(25,910)	363,974
International Value	8,935,630	2,834,884	(89,960)	2,744,924
Mid Cap	6,282,729	3,820,021	(34,756)	3,785,265
Mid Cap Value	8,825,492	3,463,720	(260,942)	3,202,778
Small Cap	1,223,586	540,687	(13,434)	527,253
Small Cap Value	2,129,596	634,119	(76,970)	557,149
Value	1,138,975	248,794	(15,403)	233,391

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Artisan Funds	91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2014 and the year ended September 30, 2013 were as follows (in thousands):

	Six Months Ended 3/31/2014		Year or Period Ended 9/30/2013
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Emerging Markets	$5,398	$-	$10,969		$-
Global Equity	5,757	1,727	490		413
Global Small Cap	123	-	-	(1)	-	(1)
Global Value	17,231	13,976	2,220		190
International	146,761	-	120,654		-
International Small Cap	7,767	61,354	7,730		-
International Value	270,940	529,732	76,579		30,794
Mid Cap	-	704,116	-		309,505
Mid Cap Value	99,168	411,068	98,001		330,867
Small Cap Value	28,513	77,575	41,904		38,071
Value	23,724	54,490	7,069		-

(1)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Mid Cap Fund of approximately $92,043,000 were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2014, and were not recognized for Federal income tax purposes. These net realized gains represented permanent book/tax differences and were reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2013. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2013.

92	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Additional tax information as of and for the year ended September 30, 2013 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses		Late Year Ordinary Losses		Other Deferred Gains (Losses)(1)
Emerging Markets	$4,870	$-	$35,970		$-		$(40)
Global Equity	5,756	1,727	-		-		(8)
Global Opportunities	-	-	2,919		-		5
Global Small Cap	122	-	-	(2)	-	(2)	1 (2)
Global Value	9,851	12,958	-		-		(31)
International	147,801	-	-		-		829
International Small Cap	4,980	46,672	-		-		37
International Value	263,898	491,188	-		-		370
Mid Cap	-	583,948	-		39,542		(1)
Mid Cap Value	75,874	379,168	-		-		2
Small Cap	-	-	939		8,571		-
Small Cap Value	11,976	46,473	-		-		(134)
Value	12,899	39,734	-		-		1

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2013 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

(2)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term, as permitted under previous law. Thus, such losses must be used first to offset gains of the same character; for example, long-term carryforward losses will first offset long-term gains, before they can be used to offset short-term gains.

As of September 30, 2013, the Funds had capital loss carryovers as follows (in thousands):

	Expiration Dates
	2018	Unlimited - ST	Unlimited - LT
Emerging Markets	$-	$-	$41,379
Global Opportunities		2,221	-
International	1,070,194		-
Small Cap	85,638		-

Artisan Funds	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

(13)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	EMERGING MARKETS(2)
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,752,609	$21,721	4,922,388	$62,365
Institutional Shares	974,764	12,037	8,220,620	100,176
Net asset value of shares transferred
Investor Shares	-	-	(101,508)	(1,275)
Institutional Shares	-	-	101,670	1,275
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	67,766	858	228,979	3,013
Institutional Shares	344,914	4,349	568,438	7,458
Cost of shares redeemed(1)
Investor Shares	(5,628,369)	(69,418)	(11,733,152)	(148,514)
Institutional Shares	(6,252,950)	(74,326)	(10,136,596)	(129,368)
Net increase from fund share transactions
Investor Shares	(3,807,994)	(46,839)	(6,683,293)	(84,411)
Institutional Shares	(4,933,272)	(57,940)	(1,245,868)	(20,459)
Redemption Fee
Investor Shares	-	7	-	8
Institutional Shares	-	17	-	15

	GLOBAL EQUITY
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,243,024	$67,763	9,800,824	$144,151
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	485,266	7,468	68,502	899
Cost of shares redeemed(1)
Investor Shares	(1,204,247)	(19,145)	(1,128,819)	(16,719)
Net increase from fund share transactions
Investor Shares	3,524,043	56,086	8,740,507	128,331
Redemption Fee
Investor Shares	-	28	-	32

94	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,445,558	$170,530	22,229,796	$345,742
Institutional Shares	4,640,796	83,373	6,688,076	106,606
Net asset value of shares transferred
Investor Shares	(404,066)	(7,209)	-	-
Institutional Shares	402,262	7,209	-	-
Cost of shares redeemed(1)
Investor Shares	(3,005,812)	(53,951)	(6,852,525)	(107,009)
Institutional Shares	(87,655)	(1,621)	(366,302)	(5,702)
Net increase from fund share transactions
Investor Shares	6,035,680	109,370	15,377,271	238,733
Institutional Shares	4,955,403	88,961	6,321,774	100,904
Redemption Fee
Investor Shares	-	34	-	135
Institutional Shares	-	15	-	48

	GLOBAL SMALL CAP
	Six Months Ended 3/31/2014		Period Ended 9/30/2013(3)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,352,017	$111,426	3,755,886	$38,973
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	11,178	123	-	-
Cost of shares redeemed(1)
Investor Shares	(418,925)	(4,713)	(26,741)	(279)
Net increase from fund share transactions
Investor Shares	8,944,270	106,836	3,729,145	38,694
Redemption Fee
Investor Shares	-	6	-	3

Artisan Funds	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL VALUE
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	33,963,534	$509,556	44,718,397	$592,098
Institutional Shares	9,427,272	141,527	20,461,108	276,444
Net asset value of shares transferred
Investor Shares	(325,916)	(4,833)	(281,489)	(3,966)
Institutional Shares	325,916	4,833	281,289	3,966
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,261,422	18,720	148,706	1,795
Institutional Shares	662,757	9,835	46,061	555
Cost of shares redeemed(1)
Investor Shares	(6,973,112)	(104,617)	(9,092,702)	(116,509)
Institutional Shares	(4,867,931)	(73,091)	(1,526)	(22)
Net increase from fund share transactions
Investor Shares	27,925,928	418,826	35,492,912	473,418
Institutional Shares	5,548,014	83,104	20,786,932	280,943
Redemption Fee
Investor Shares	-	98	-	128
Institutional Shares	-	40	-	- (4)

	HIGH INCOME
	Period Ended 3/31/2014(5)
	Shares	Amount
Proceeds from shares issued
Investor Shares	4,442,496	$44,429
Advisor Shares	3,220,506	32,206
Cost of shares redeemed
Investor Shares	(16,574)	(166)
Net increase from fund share transactions
Investor Shares	4,425,922	44,263
Advisor Shares	3,220,506	32,206

96	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	99,464,905	$2,948,748	111,618,614	$2,902,018
Institutional Shares	11,943,255	358,361	25,548,356	661,789
Net asset value of shares transferred
Investor Shares	(5,035,291)	(149,891)	(2,290,722)	(62,631)
Institutional Shares	5,005,445	149,891	2,276,010	62,631
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,776,776	81,887	2,754,623	67,764
Institutional Shares	1,387,270	41,147	1,481,920	36,648
Cost of shares redeemed(1)
Investor Shares	(28,103,396)	(832,696)	(61,269,730)	(1,586,473)
Institutional Shares	(8,967,297)	(268,231)	(21,872,919)	(579,041)
Net increase from fund share transactions
Investor Shares	69,102,994	2,048,048	50,812,785	1,320,678
Institutional Shares	9,368,673	281,168	7,433,367	182,027
Redemption Fee
Investor Shares	-	299	-	515
Institutional Shares	-	103	-	203

	INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	8,604,494	$233,161	11,009,834	$262,667
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,422,159	61,716	325,418	7,218
Cost of shares redeemed(1)
Investor Shares	(2,951,109)	(78,841)	(8,105,415)	(190,428)
Net increase from fund share transactions
Investor Shares	8,075,544	216,036	3,229,837	79,457
Redemption Fee
Investor Shares	-	22	-	64

Artisan Funds	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	34,116,696	$1,251,699	75,456,094	$2,442,536
Institutional Shares	8,353,844	306,740	11,772,260	366,591
Net asset value of shares transferred
Investor Shares	-	-	(753,122)	(25,812)
Institutional Shares	-	-	751,264	25,812
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	13,168,838	468,811	1,840,385	56,132
Institutional Shares	4,702,044	167,769	860,425	26,286
Cost of shares redeemed(1)
Investor Shares	(20,643,447)	(758,449)	(33,058,608)	(1,071,632)
Institutional Shares	(4,002,849)	(146,294)	(5,731,295)	(187,041)
Net increase from fund share transactions
Investor Shares	26,642,087	962,061	43,484,749	1,401,224
Institutional Shares	9,053,039	328,215	7,652,654	231,648
Redemption Fee
Investor Shares	-	235	-	466
Institutional Shares	-	65	-	141

	MID CAP
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	15,577,309	$756,834	23,124,699	$953,489
Institutional Shares	9,793,776	496,239	23,287,764	1,020,596
Net asset value of shares transferred
Investor Shares	(3,492,175)	(166,524)	(12,610,564)	(507,744)
Institutional Shares	3,338,092	166,524	12,610,564	507,744
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	9,388,265	429,325	5,921,843	223,076
Institutional Shares	4,662,566	223,057	1,721,450	67,463
Cost of shares redeemed
Investor Shares	(15,034,475)	(719,552)	(34,800,770)	(1,418,304)
Institutional Shares	(5,554,121)	(279,213)	(7,434,144)	(326,157)
Net increase from fund share transactions
Investor Shares	6,438,924	300,083	(18,364,792)	(749,483)
Institutional Shares	12,240,313	606,607	30,185,634	1,269,646

98	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	45,421,606	$1,215,701	88,154,110	$2,092,450
Institutional Shares	6,935,020	185,207	22,489,399	525,196
Net asset value of shares transferred
Investor Shares	(4,470,368)	(119,415)	(21,247,449)	(515,712)
Institutional Shares	4,466,233	119,415	21,231,889	515,712
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	15,817,357	417,104	18,470,144	384,733
Institutional Shares	2,374,000	62,602	984,258	20,502
Cost of shares redeemed
Investor Shares	(38,163,566)	(1,015,622)	(94,574,520)	(2,184,695)
Institutional Shares	(4,121,781)	(110,034)	(5,950,328)	(142,610)
Net increase from fund share transactions
Investor Shares	18,605,029	497,768	(9,197,715)	(223,224)
Institutional Shares	9,653,472	257,190	38,755,218	918,800

	SMALL CAP
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,889,798	$296,132	32,253,075	$723,927
Institutional Shares	1,204,646	37,394	6,293,870	148,315
Net asset value of shares transferred
Investor Shares	(251,209)	(5,878)	(105,328)	(2,418)
Institutional Shares	250,686	5,878	105,282	2,418
Cost of shares redeemed
Investor Shares	(6,445,405)	(192,670)	(16,402,173)	(365,993)
Institutional Shares	(1,267,015)	(38,625)	(712,370)	(17,766)
Net increase from fund share transactions
Investor Shares	3,193,184	97,584	15,745,574	355,516
Institutional Shares	188,317	4,647	5,686,782	132,967

Artisan Funds	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	SMALL CAP VALUE
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,851,498	$182,044	27,625,555	$459,764
Institutional Shares	804,998	15,038	2,235,363	35,595
Net asset value of shares transferred
Investor Shares	(285,515)	(5,242)	(1,620,952)	(27,664)
Institutional Shares	285,204	5,242	1,620,780	27,664
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,883,076	89,751	4,326,262	66,754
Institutional Shares	691,272	12,719	661,328	10,198
Cost of shares redeemed
Investor Shares	(32,384,906)	(600,842)	(50,372,111)	(815,911)
Institutional Shares	(3,767,501)	(69,464)	(5,640,992)	(91,804)
Net increase from fund share transactions
Investor Shares	(17,935,847)	(334,289)	(20,041,246)	(317,057)
Institutional Shares	(1,986,027)	(36,465)	(1,123,521)	(18,347)

	VALUE
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,227,869	$177,323	48,278,121	$619,978
Institutional Shares	2,707,344	36,771	7,472,022	89,339
Net asset value of shares transferred
Investor Shares	-	-	(142,652)	(1,799)
Institutional Shares	-	-	142,426	1,799
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,735,743	62,843	451,150	5,121
Institutional Shares	974,463	12,941	159,218	1,807
Cost of shares redeemed
Investor Shares	(23,849,835)	(318,237)	(21,418,031)	(263,577)
Institutional Shares	(3,408,543)	(45,546)	(3,097,184)	(38,944)
Net increase from fund share transactions
Investor Shares	(5,886,223)	(78,071)	27,168,588	359,723
Institutional Shares	273,264	4,166	4,676,482	54,001

(1)	Net of redemption fees.
(2)	Effective February 14, 2014, the Emerging Markets Fund’s Advisor Shares were redesignated as Investor Shares.
(3)	For the period from commencement of operations (June 25, 2013) through September 30, 2013.
(4)	Amount rounds to less than $1.
(5)	For the period from commencement of operations (March 19, 2014) through March 31, 2014.

(14)	Accounting Pronouncement:

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual

100	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Funds, management expects that the impact of the Funds’ adoption will be limited to additional financial statement disclosures.

(15)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Funds	101

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2014 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period 10/1/2013-3/31/2014(1)	Expense Ratio(2)
Artisan Emerging Markets Fund
Investor Shares(3)
Actual	$1,000.00	$1,013.90	$7.53	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Institutional Shares
Actual	$1,000.00	$1,015.80	$6.03	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%

102	Artisan Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period 10/1/2013-3/31/2014(1)	Expense Ratio(2)
Artisan Global Equity Fund
Investor Shares(3)
Actual	$1,000.00	$1,078.70	$7.77	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,057.80	$6.26	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Institutional Shares
Actual	$1,000.00	$1,059.90	$5.03	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Artisan Global Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,172.80	$8.13	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,101.10	$6.97	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.69	1.33%
Institutional Shares
Actual	$1,000.00	$1,102.00	$5.50	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Artisan High Income Fund(3) (4)
Investor Shares
Actual	$1,000.00	$1,001.00	$0.41	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,001.23	$0.41	1.25%
Advisor Shares
Actual	$1,000.00	$1,001.00	$0.41	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,001.23	$0.41	1.25%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,054.30	$6.04	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Institutional Shares
Actual	$1,000.00	$1,055.80	$4.97	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%

Artisan Funds	103

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period 10/1/2013-3/31/2014(1)	Expense Ratio(2)
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,121.40	$7.93	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,073.20	$6.00	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Institutional Shares
Actual	$1,000.00	$1,074.50	$5.02	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.89	0.97%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,085.50	$6.29	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Institutional Shares
Actual	$1,000.00	$1,086.80	$4.94	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,090.90	$6.20	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Institutional Shares
Actual	$1,000.00	$1,092.20	$4.96	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,069.80	$6.24	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Institutional Shares
Actual	$1,000.00	$1,070.80	$5.16	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%

104	Artisan Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period 10/1/2013-3/31/2014(1)	Expense Ratio(2)
Artisan Small Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,080.70	$6.33	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Institutional Shares
Actual	$1,000.00	$1,081.80	$5.14	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,089.10	$5.31	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Institutional Shares
Actual	$1,000.00	$1,090.10	$3.91	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2014, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2014.
(3)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.
(4)

The account value and the expenses paid for High Income Fund have been presented for the period from commencement of operations (March 19, 2014) through March 31, 2014. Assuming a six-month period, the actual account values as of March 31, 2014 and the expenses paid during the period 10/1/2013-3/31/2014 would have been as follows:

	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period 10/1/2013-3/31/2014
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,001.00	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29
Advisor Shares
Actual	$1,000.00	$1,001.00	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29

Artisan Funds	105

FACTORS CONSIDERED IN RENEWING THE FUNDS’ (EXCEPT HIGH INCOME FUND) ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006, as amended February 1, 2013 (Emerging Markets Fund); February 9, 2010 (Global Equity Fund); May 15, 2008 (Global Opportunities Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); March 27, 1995 (Small Cap Fund); August 20, 1997 (Small Cap Value Fund); and February 9, 2006, as amended December 1, 2010 (Value Fund) (together, the “Advisory Agreements” and each, an “Advisory Agreement”).

Each Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners (the “independent directors”) cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The directors of Artisan Funds held a special meeting of the board on October 29, 2013 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2013 through November 30, 2014. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In

106	Artisan Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ (EXCEPT HIGH INCOME FUND) ADVISORY AGREEMENTS

addition to the third-party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning, among other things, the following:

•

Artisan Partners’ personnel and methods, including Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive plans and retirement policies, and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds, and other demands on their time relating to managing portfolios for other clients; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios and other accounts advised or sub-advised by Artisan Partners; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ personnel who provide services to the Funds;

•

The terms of each Advisory Agreement, including a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of the Funds; Artisan Partners’ standard of care; termination provisions; and any plans to delegate any of the services provided by Artisan Partners under the Advisory Agreements to any affiliated or unaffiliated sub-adviser in the near future.

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”) or other governmental or regulatory authorities;

•

Information regarding fee arrangements, including a comparison of the Funds’ total expenses and total expense ratios with those of other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and the relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; whether Artisan Partners is realizing any economies of scale in providing

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ (EXCEPT HIGH INCOME FUND) ADVISORY AGREEMENTS

services to the Funds and, if so, whether the economies of scale are shared with the Funds; the adequacy of existing breakpoints in advisory fees and whether further breakpoints are appropriate; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing mutual funds and other accounts, especially funds and accounts with similar investment goals, including an explanation of any material differences, including any differences attributable to variations in the nature or scope of services provided; any changes in the fees charged by Artisan Partners for managing other mutual funds with similar investment goals during the last two years; information regarding other expenses, including expenses incurred by each of (a) Artisan Partners, as adviser and administrator, (b) Artisan Partners Distributors LLC, as the principal underwriter, and (c) the Funds; custodian, shareholder servicing and transfer agent fees; any voluntary or contractual advisory fee limitations or reductions and the relationship of fees to any fee limitation with respect to the Funds; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationship with the Funds, in addition to advisory fees; benefits to Artisan Partners or its affiliates in selling other products or attracting and retaining other clients and receipt of research paid for with commissions; and the method of estimating other benefits;

•

Matters relating to brokerage and portfolio transactions, including the standards and performance in seeking best execution; allocation of brokerage for research products and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; use of brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•

Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization; material changes (financial or otherwise) that have occurred during the past year or that are anticipated to occur during the next 12 months in the business of Artisan Partners or its parent; whether and how any such changes have affected or are expected to affect the services performed by Artisan Partners for each Fund; and succession planning with respect to key portfolio management and other personnel;

•

The profitability to Artisan Partners of its relationship with each Fund, including unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for such profitability analysis and whether there have been changes to such methodologies over the past year; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; Artisan Partners’ policies relating to decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; Artisan Partners’ policies

108	Artisan Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ (EXCEPT HIGH INCOME FUND) ADVISORY AGREEMENTS

relating to allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; any relevant investments by Artisan Partners on its own behalf and possible conflicts with the Funds; and Artisan Partners’ code of ethics.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. Following the Special Meeting, the directors requested certain follow-up information from Artisan Partners, which Artisan Partners provided prior to the November 11 and 12, 2013 board meeting.

On November 11 and 12, 2013, the independent directors met separately in executive sessions with their independent counsel to review and discuss all relevant information, including the follow-up information, regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. At the November 12 meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and during the executive sessions held on November 11 and 12. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 12 meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported the renewal of the Advisory Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors included one or more of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups; and (3) the Fund or a particular share class had a limited operating history. With respect to the Emerging Markets Fund, following significant discussions, the directors determined that the Fund’s performance supported renewal of the Fund’s Advisory Agreement, but that the board would continue to monitor closely the performance of the Fund. The directors noted that the Emerging Markets Fund’s recent short-term performance had been encouraging and that Artisan Partners had provided thorough and thoughtful analysis regarding its continued confidence in the Fund’s

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FACTORS CONSIDERED IN RENEWING THE FUNDS’ (EXCEPT HIGH INCOME FUND) ADVISORY AGREEMENTS

investment team. The directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services to be provided and profits to be realized by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the profits it realizes, are reasonable in relation to the nature and quality of the services provided, and in comparison to fees charged by mutual funds considered by Lipper to be in the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of the International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Small Cap Value Fund and Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of the Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund and Global Value Fund would likely benefit from economies of scale if each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed at a small asset level.

Comparisons of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the fees paid by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients and mutual funds for which it serves as sub-adviser.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients, and (2) the acquisition of research products and services in return for brokerage commissions paid by the Funds (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2014 by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

110	Artisan Funds

FACTORS CONSIDERED IN APPROVING ARTISAN HIGH INCOME FUND’S  ADVISORY AGREEMENT

At a meeting held on February 11, 2014 (the “Meeting”), Artisan High Income Fund’s (the “Fund”) board of directors, including a quorum of the independent directors, formally considered the approval of an initial investment advisory agreement between Artisan Partners Funds, Inc. (“Artisan Funds”), on behalf of the Fund, and Artisan Partners Limited Partnership (“Artisan Partners”), dated February 11, 2014, which remained in effect until the change of control of Artisan Partners on March 12, 2014 (the “Initial Advisory Agreement”). The board also considered at the Meeting the approval of an investment advisory agreement between Artisan Funds, on behalf of the Fund, and Artisan Partners, dated March 12, 2014, substantially identical to the Initial Advisory Agreement, which went into effect upon the change of control of Artisan Partners (together with the Initial Advisory Agreement, the “Advisory Agreements” and each, an “Advisory Agreement”).

Prior to the Meeting, independent counsel to the independent directors sent Artisan Partners a request for information to be provided to the directors in connection with their consideration of the initial approval of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the Advisory Agreements and reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to the Fund’s management fees and projected expenses compared to the management fees and expenses of a peer group of other mutual funds determined by Lipper to be comparable to the Fund. The directors also received and reviewed, among other materials, a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreements and a memorandum from Artisan Partners to the board regarding potential conflicts of interest related to the provision of investment advisory services by Artisan Partners. In addition, the directors considered information Artisan Partners provided in connection with the proposed continuation of the advisory agreements between Artisan Partners and Artisan Funds on behalf of each of the other series of Artisan Funds (other than Artisan Global Small Cap Fund) at the board’s October and November 2013 meetings, which included extensive information regarding Artisan Partners, its personnel and resources and its compliance approach and other relevant business practices.

In evaluating the Advisory Agreements, the directors reviewed the information provided and discussed with representatives of Artisan Partners the nature, extent and quality of the advisory and other services proposed to be provided by Artisan Partners to the Fund, the anticipated overall expense ratio of the Fund, the prospect for achievement of economies of scale if the Fund grows to substantial size and other benefits (in addition to advisory fee revenues) that Artisan Partners might potentially derive from its relationship with the Fund. In addition to the third-party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to the Meeting concerning, among other things, the following:

•

Artisan Partners’ personnel and methods, Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive and retirement arrangements, and Artisan Partners’ assessment of its recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Fund; the time and attention of Artisan Partners’ investment personnel to be devoted to the Fund, and other demands on their time relating to managing comparable portfolios for non-mutual fund clients (if any); Artisan Partners’ research and decision-making processes, including methods adopted to

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FACTORS CONSIDERED IN APPROVING ARTISAN HIGH INCOME FUND’S ADVISORY AGREEMENT

ensure compliance with investment objectives, policies and restrictions of the Fund; the policies relating to the assignment of Artisan Partners’ personnel to Artisan Funds’ portfolios and other accounts advised or sub-advised by Artisan Partners; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ personnel who are expected to provide services to the Fund;

•

Artisan Partners’ ability to provide investment management and back-office services to a fixed-income fund, including changes in and additions to Artisan Partners’ procedures or processes necessary to provide such services, including, but not limited to, such matters as investment research and analysis; credit reviews; review and negotiation of investment documentation relating to loan transactions and swap agreements; trading; settlement; valuation; portfolio accounting and financial statement presentation; and tax matters;

•

Any financial instruments or other investments or strategies that Artisan Partners plans to use with respect to the Fund that it has not historically used on behalf of the other Artisan Funds, including the steps being taken to ensure Artisan Partners is prepared to utilize and implement such investments and strategies, value and account for such investments and ensure regulatory and tax compliance with respect to such investments;

•

The terms of the Advisory Agreement, including a list of services performed by Artisan Partners; how the services performed by Artisan Partners differ from (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies and restrictions of the Fund; Artisan Partners’ standard of care; and termination provisions;

•	Information regarding the performance of the fund managed by the Fund’s proposed portfolio manager at his prior firm;

•

Any litigation pending, or recently threatened or settled, involving Artisan Partners, and the results of any recent audits, investigations or examinations by the Securities and Exchange Commission (the “SEC”) or other governmental or regulatory authorities;

•

Information regarding fee arrangements, including a comparison of the estimated total expense ratio of the Fund with the total expense ratios of other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the proposed advisory fees, including the method of computing fees, and the frequency of payment of fees; a comparison of the proposed advisory fees charged by Artisan Partners to the Fund with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and the relationship of fees to any fee limitation; whether Artisan Partners expects to realize any economies of scale in providing services to the Fund and, if so, whether the economies of scale are expected to be shared with the Fund; information regarding other expenses, including certain types of expenses expected to be incurred by each of (a) Artisan Partners, as adviser and administrator, (b) Artisan Partners Distributors LLC, as the principal underwriter, and

112	Artisan Funds

FACTORS CONSIDERED IN APPROVING ARTISAN HIGH INCOME FUND’S ADVISORY AGREEMENT

(c) the Fund; the Fund’s custodian, shareholder servicing and transfer agent fees; and information regarding potential payments to financial intermediaries whose customers may invest in the Fund;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their proposed relationship with the Fund, in addition to the proposed advisory fees; benefits to Artisan Partners or its affiliates in selling other products or attracting and retaining other clients; and the method of estimating other benefits;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ obligation to seek best execution of portfolio transactions and the quality of execution it has achieved in the management of other accounts; differences between fixed-income best execution monitoring and equity best execution monitoring; Artisan Partners’ policies relating to allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased for cash by Artisan Partners; research available for purchase by cash; Artisan Partners’ policies relating to the execution of portfolio transactions through brokers who sell Artisan Funds’ shares and steps taken to comply with Rule 12b-1(h) under the Investment Company Act of 1940;

•

Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization; any material changes (financial or otherwise) that have occurred during the past year or that are anticipated to occur during the next 12 months in the business of Artisan Partners or its parent, including the change of control of the parent on March 12, 2014; whether and how any such changes are expected to affect the services to be performed by Artisan Partners for the Fund; and succession planning with respect to key portfolio management and other personnel; and

•

Potential conflicts of interest between the Fund and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; any relevant investments by Artisan Partners on its own behalf and possible related conflicts of interest with the Fund; Artisan Partners’ code of ethics; and issues relating to possible investment by the Fund and other Artisan Partners clients (including other Artisan Funds) in different levels of an issuer’s capital structure.

The board noted that because the Fund had not yet commenced operations, Artisan Partners had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets.

At the Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. The independent directors and their independent counsel reviewed with the full board the information discussed at the Meeting and during the executive session. The directors then considered whether any further discussion or review was necessary. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services proposed to be provided to the Fund

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FACTORS CONSIDERED IN APPROVING ARTISAN HIGH INCOME FUND’S ADVISORY AGREEMENT

would be appropriate and consistent with the terms of the Advisory Agreement. The directors considered that Artisan Partners had hired new staff, implemented staff training programs and built significant infrastructure in preparation for the Fund. The directors noted that Artisan Partners intends to employ third-party service providers that are experienced in their field to provide many of the middle- and back-office functions relating to the Fund. The directors concluded that Artisan Partners has sufficient and well-qualified personnel, with appropriate education and experience, to serve the Fund effectively and that key personnel, including the proposed investment management team, would not be undesirably overextended in assuming management responsibilities for the Fund.

Investment performance. The directors noted that, because the Fund was not yet in operation, it had no performance history. However, the directors reviewed the performance of the fund managed by the Fund’s proposed portfolio manager at his prior firm, and noted that the proposed portfolio manager had produced successful results using an investment process similar to that proposed for the Fund.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the nature, extent and quality of services proposed to be provided to the Fund by Artisan Partners were appropriate and that the fees proposed to be paid to Artisan Partners were reasonable. In this connection, the directors took into account the fees paid by mutual funds considered by Lipper to be within the same peer group or universe as the Fund. The directors also concluded that the overall estimated expense ratio of the Fund (after giving effect to Artisan Partners’ contractual undertaking through April 1, 2015 to reimburse the Fund for ordinary operating expenses in excess of 1.25% of the Fund’s average net assets annually) was reasonable in relation to the expense ratios of other funds in the Lipper peer group. The directors noted that since the Fund does not currently have any assets, there are no material benefits from economies of scale with respect to the Fund at present. The directors also noted that the proposed management fee schedule includes breakpoints (reduced fee levels on assets above stated thresholds) at $1 billion, $2 billion, $3.5 billion and $10 billion of Fund net assets. The directors concluded that these breakpoints will result in a sharing, as between the Fund and Artisan Partners, of possible future economies of scale as and if the Fund’s assets grow to substantial levels.

Other benefits derived by the Fund or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the proposed Advisory Agreements and the proposed management fees to be paid in return, the Fund and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded that one potential primary fall-out benefit would be that institutional investors in the Fund might elect at some future time to become separate account clients of Artisan Partners. The directors concluded that, although Artisan Partners may derive such additional benefits, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors noted that the Fund does not intend to use soft dollars because brokerage commissions are typically not paid in connection with trades in fixed-income securities.

Following those discussions, the board approved the Fund’s Initial Advisory Agreement (to be in effect through the change of control of Artisan Partners on March 12, 2014), and approved the Fund’s identical Advisory Agreement for a two-year term commencing upon such change of control, in each case by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

114	Artisan Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet Research Systems, Inc. (“FactSet”) as a secondary source for this information. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the industry groups developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Artisan Funds	115

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of Artisan Funds was held on November 12, 2013. The proposals and results of the votes are summarized below.

Artisan Funds
Election of Directors	Votes For	Votes Withheld
David A. Erne	1,081,695,105	13,934,296
Gail L. Hanson	1,082,470,489	13,168,993
Thomas R. Hefty	1,081,473,018	14,149,797
Patrick S. Pittard	1,081,633,621	13,988,220
R. Scott Trumbull	1,076,194,243	19,445,646
Eric R. Colson	1,081,763,177	13,860,337

To approve the amended and restated investment advisory agreement between Artisan Partners Limited Partnership and Artisan Partners Funds, Inc.	Votes For	Votes Against	Abstentions	Broker Non- Votes
Emerging Markets Fund	34,521,285	4,012	5,225	3,257,245
Global Equity Fund	4,828,128	45,184	23,782	2,103,717
Global Opportunities Fund	21,308,898	219,174	252,732	7,063,335
Global Small Cap Fund	1,317,269	8,150	15,703	386,144
Global Value Fund	31,456,717	427,644	297,489	10,137,130
International Fund	203,659,212	829,905	1,491,826	71,395,918
International Small Cap Fund	17,923,770	85,191	116,705	7,688,823
International Value Fund	159,410,245	1,088,585	849,063	16,424,520
Mid Cap Fund	67,559,592	296,107	1,936,091	23,562,176
Mid Cap Value Fund	147,896,530	954,023	2,050,502	61,635,093
Small Cap Fund	32,997,426	138,118	275,699	6,341,831
Small Cap Value Fund	74,774,581	229,867	439,421	22,873,371
Value Fund	42,967,010	152,684	224,283	9,682,270

116	Artisan Funds

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available, without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

Artisan Funds	117

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2014 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 2, 2014

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	June 2, 2014